DIMENSIONAL EMERGING MARKETS VALUE FUND
FORM N-Q REPORT
July 31, 2020
(UNAUDITED)

Definitions of Abbreviations and Footnotes
Schedule of Investments
Dimensional Emerging Markets Value Fund
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations

DIMENSIONAL EMERGING MARKETS VALUE FUND
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedule of Investments
Investment Abbreviations
ADR	American Depositary Receipt
CP	Certificate Participation
GDR	Global Depositary Receipt
P.L.C.	Public Limited Company
SA	Special Assessment

Investment Footnotes
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.

Dimensional Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
		Shares	Value»
COMMON STOCKS — (97.6%)
BELGIUM — (0.0%)
	Titan Cement International SA	51,194	$679,050
BRAZIL — (5.0%)
	Alliar Medicos A Frente SA	200,100	435,755
	Banco Bradesco SA, ADR	993,591	4,192,954
	Banco Bradesco SA	839,815	3,337,333
	Banco do Brasil SA	4,087,286	26,310,696
	Banco Santander Brasil SA	1,904,406	10,911,943
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	248,284	1,000,932
	Camil Alimentos SA	717,647	1,693,501
	Cia Brasileira de Distribuicao	765,758	10,422,371
	Cogna Educacao	10,627,610	16,868,737
	Construtora Tenda SA	83,429	534,331
	Cosan SA	187,616	3,251,284
	CSU Cardsystem SA	189,200	499,064
	Direcional Engenharia SA	912,424	2,828,286
	Duratex SA	1,387,205	4,281,374
*	Embraer SA	1,042,062	1,520,179
*	Embraer SA, Sponsored ADR	853,611	4,933,872
	Enauta Participacoes SA	904,973	1,901,353
	Even Construtora e Incorporadora SA	823,256	2,332,523
	Ez Tec Empreendimentos e Participacoes SA	517,494	4,084,158
	Fras-Le SA	22,500	23,981
	Gafisa SA, ADR	164,984	353,065
#	Gerdau SA, Sponsored ADR	6,761,483	22,583,353
	Gerdau SA	956,866	2,701,908
*	Helbor Empreendimentos SA	1,359,700	776,741
	Industrias Romi SA	212,800	534,391
*	International Meal Co. Alimentacao SA, Class A	1,571,025	1,216,693
	Iochpe-Maxion SA	1,117,606	2,753,014
	JBS SA	622,630	2,570,943
	JHSF Participacoes SA	1,753,405	3,099,059
	Kepler Weber SA	7,000	58,640
*	Marisa Lojas SA	1,090,350	1,705,582
	MRV Engenharia e Participacoes SA	59,709	219,078
*	Petro Rio SA	87,499	664,057
#	Petroleo Brasileiro SA, Sponsored ADR	10,919,479	93,143,156
#	Petroleo Brasileiro SA, Sponsored ADR	9,770,237	84,707,955
	Petroleo Brasileiro SA	13,010,994	56,617,796
	Positivo Tecnologia SA	33,500	33,651
*	Restoque Comercio e Confeccoes de Roupas SA	100	107
	Sao Carlos Empreendimentos e Participacoes SA	58,500	439,601
	Sao Martinho SA	29,200	119,844
	SLC Agricola SA	1,154,934	5,136,435
*	Springs Global Participacoes SA	49,819	64,368
	Sul America SA	750,006	7,289,359
#*	Suzano SA, Sponsored ADR	647,229	5,184,303
*	Tecnisa SA	305,048	668,391
	Trisul SA	290,805	763,171
*	Tupy SA	691,706	2,413,290
	Usinas Siderurgicas de Minas Gerais SA Usiminas	549,500	900,638
	Vale SA	25,420,435	295,842,009
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	745,237	1,572,890
TOTAL BRAZIL			695,498,115

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CANADA — (0.0%)
	Atlas Corp.	755,069	$5,368,541
CHILE — (1.0%)
	Besalco SA	530,992	298,089
*	CAP SA	903,279	6,801,021
	Cementos BIO BIO SA	665,307	602,420
	Cencosud SA	11,769,925	20,506,342
	Cia Pesquera Camanchaca SA	1,334,309	99,492
*	Cia Sud Americana de Vapores SA	34,708,892	900,893
	Cristalerias de Chile SA	264,624	1,572,937
	Empresa Nacional de Telecomunicaciones SA	712,006	5,076,943
	Empresas CMPC SA	7,525,344	16,669,751
	Empresas COPEC SA	2,109,241	17,218,066
	Empresas Hites SA	1,895,532	325,495
*	Empresas La Polar SA	15,891,479	180,523
	Enel Americas SA, ADR	4,129,005	31,256,568
	Enel Americas SA	36,907,245	5,726,263
	Enel Chile SA, ADR	988,921	4,133,690
	Grupo Security SA	3,945,934	792,252
	Inversiones Aguas Metropolitanas SA	2,808,675	2,448,585
	Itau CorpBanca Chile SA	729,259,638	2,580,623
*	Latam Airlines Group SA	1,238,786	2,128,841
*	Masisa SA	30,678,925	534,914
	PAZ Corp. SA	1,945,334	1,593,146
	Ripley Corp. SA	8,989,754	3,075,511
	Salfacorp SA	2,541,060	1,483,566
	Sigdo Koppers SA	187,924	219,682
	SMU SA	449,171	80,103
	Sociedad Matriz SAAM SA	53,509,820	3,887,459
	Socovesa SA	5,131,639	1,436,745
	SONDA SA	53,757	43,315
	Vina Concha y Toro SA	1,536,816	2,557,774
TOTAL CHILE			134,231,009
CHINA — (31.4%)
	361 Degrees International, Ltd.	7,811,000	1,099,402
	AAG Energy Holdings, Ltd.	308,000	42,562
*	Advanced Technology & Materials Co., Ltd., Class A	226,600	240,113
	AECC Aero-Engine Control Co., Ltd., Class A	244,300	640,056
	AECC Aviation Power Co., Ltd., Class A	596,525	3,153,168
	Aerospace CH UAV Co., Ltd.	225,100	756,963
	Aerospace Hi-Tech Holdings Grp, Ltd., Class A	227,023	358,102
	Agile Group Holdings, Ltd.	13,074,999	16,591,213
	Agricultural Bank of China, Ltd., Class H	188,582,000	66,936,670
	Air China, Ltd., Class H	22,518,000	13,991,356
	Aisino Corp., Class A	507,900	1,271,532
	Ajisen China Holdings, Ltd.	3,251,000	520,077
*	Aluminum Corp. of China, Ltd., Class H	21,698,000	5,596,848
	AMVIG Holdings, Ltd.	3,169,100	548,262
	Angang Steel Co., Ltd., Class H	19,813,632	5,558,158
	Anhui Conch Cement Co., Ltd., Class H	1,256,000	9,498,056
	Anhui Construction Engineering Group Co., Ltd., Class A	341,900	227,288
*	Anhui Guangxin Agrochemical Co., Ltd., Class A	89,500	229,753
	Anhui Hengyuan Coal Industry and Electricity Power Co., Ltd., Class A	355,140	264,587
	Anhui Jiangnan Chemical Industry Co., Ltd., Class A	240,100	254,910
	Anhui Truchum Advanced Materials & Technology Co., Ltd., Class A	237,000	310,376
	Anhui Xinhua Media Co., Ltd., Class A	121,400	101,632
	Anhui Zhongding Sealing Parts Co., Ltd., Class A	405,400	544,799
#*	Anton Oilfield Services Group	21,022,000	1,224,833

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	APT Satellite Holdings, Ltd.	68,000	$21,074
	Asia Cement China Holdings Corp.	4,854,000	5,499,211
#*	Asian Citrus Holdings, Ltd.	4,633,000	67,251
	Avic Capital Co., Ltd., Class A	1,849,400	1,256,376
*	AVIC Electromechanical Systems Co., Ltd., Class A	27,400	40,248
	Avic Heavy Machinery Co., Ltd., Class A	194,489	372,681
	AviChina Industry & Technology Co., Ltd., Class H	12,969,000	7,721,554
*	BAIC BluePark New Energy Technology Co., Ltd., Class A	494,100	480,249
	BAIC Motor Corp., Ltd., Class H	16,660,500	8,124,717
*	Baidu, Inc., Sponsored ADR	779,516	93,074,210
	BAIOO Family Interactive, Ltd.	330,000	50,272
	Bank of Beijing Co., Ltd., Class A	2,135,900	1,477,732
	Bank of Changsha Co., Ltd., Class A	661,300	808,892
	Bank of Chengdu Co., Ltd., Class A	392,628	467,305
	Bank of China, Ltd., Class H	429,401,817	142,994,578
	Bank of Chongqing Co., Ltd., Class H	3,051,500	1,594,813
	Bank of Communications Co., Ltd., Class H	51,954,574	28,839,270
	Bank of Hangzhou Co., Ltd., Class A	700,000	946,953
	Bank of Jiangsu Co., Ltd., Class A	2,748,727	2,381,684
	Bank of Nanjing Co., Ltd., Class A	1,823,876	2,026,856
	Bank of Ningbo Co., Ltd., Class A	169,400	702,663
	Bank of Shanghai Co., Ltd., Class A	1,108,816	1,315,836
	Bank of Tianjin Co., Ltd., Class H	29,000	11,674
#	Bank of Zhengzhou Co., Ltd., Class H	402,599	96,674
	Baoshan Iron & Steel Co., Ltd., Class A	7,814,777	5,511,339
	Baosheng Science and Technology Innovation Co., Ltd., Class A	196,050	126,797
*	Baoye Group Co., Ltd., Class H	1,699,120	1,439,147
#	BBMG Corp., Class H	20,114,000	4,415,885
	Befar Group Co., Ltd., Class A	222,300	159,930
	Beibuwan Port Co., Ltd., Class A	71,900	123,584
	Beijing Capital Co., Ltd., Class A	1,987,200	939,946
	Beijing Capital Development Co., Ltd., Class A	425,200	411,092
	Beijing Capital International Airport Co., Ltd., Class H	13,988,000	9,214,802
	Beijing Capital Land, Ltd., Class H	9,430,589	1,827,037
*	Beijing Enterprises Clean Energy Group, Ltd.	4,880,000	30,231
	Beijing Enterprises Holdings, Ltd.	3,421,500	11,973,655
#*	Beijing Enterprises Medical & Health Group, Ltd.	3,048,000	43,638
	Beijing Enterprises Water Group, Ltd.	17,900,000	7,607,298
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	174,800	399,233
*	Beijing Jetsen Technology Co., Ltd., Class A	87,500	64,756
	Beijing New Building Materials PLC, Class A	9,100	40,176
#	Beijing North Star Co., Ltd., Class H	7,206,000	1,553,832
	Beijing Orient Landscape & Environment Co., Ltd., Class A	447,500	325,298
	Beijing Orient National Communication Science & Technology Co., Ltd., Class A	344,100	680,079
	Beijing Originwater Technology Co., Ltd., Class A	599,800	737,186
*	Beijing Shougang Co., Ltd., Class A	669,900	420,915
	Beijing Shuzhi Technology Co., Ltd., Class A	155,300	188,773
	Beijing SL Pharmaceutical Co., Ltd., Class A	222,100	444,966
	Beijing SPC Environment Protection Tech Co., Ltd., Class A	277,635	235,075
*	Beijing Urban Construction Design & Development Group Co., Ltd., Class H	246,000	74,377
	Beijing Yanjing Brewery Co., Ltd., Class A	572,129	627,989
	Beijing Zhong Ke San Huan High-Tech Co., Ltd., Class A	200,900	289,541
#	Best Pacific International Holdings, Ltd.	396,000	53,447
	Bestsun Energy Co., Ltd., Class A	74,000	57,402
	Better Life Commercial Chain Share Co., Ltd., Class A	187,000	373,983
*	Bluefocus Intelligent Communications Group Co., Ltd., Class A	971,800	1,064,405
	BOE Technology Group Co., Ltd., Class A	9,819,857	6,573,045

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Bohai Leasing Co., Ltd., Class A	1,754,000	$772,007
#	Bosideng International Holdings, Ltd.	1,912,000	552,978
#*	Boyaa Interactive International, Ltd.	1,548,000	150,034
	Brilliance China Automotive Holdings, Ltd.	16,650,000	17,002,182
	BTG Hotels Group Co., Ltd., Class A	186,000	471,085
#	BYD Electronic International Co., Ltd.	5,746,500	20,173,788
	C C Land Holdings, Ltd.	18,480,429	4,149,399
	Cabbeen Fashion, Ltd.	1,134,000	285,352
	Caitong Securities Co., Ltd., Class A	518,700	1,243,077
	Camel Group Co., Ltd., Class A	216,320	232,202
*	Capital Environment Holdings, Ltd.	12,116,000	205,096
#*	CAR, Inc.	3,563,000	1,080,279
	Carrianna Group Holdings Co., Ltd.	3,478,391	238,098
*	CCOOP Group Co., Ltd., Class A	1,282,900	800,172
*	CECEP COSTIN New Materials Group, Ltd.	132,000	1,916
	CECEP Solar Energy Co., Ltd., Class A	1,009,900	705,215
	CECEP Wind-Power Corp., Class A	941,500	416,621
	Central China Real Estate, Ltd.	6,516,350	3,213,327
*	Century Sunshine Group Holdings, Ltd.	11,885,000	88,938
*	CGN New Energy Holdings Co., Ltd.	14,816,000	2,677,509
	CGN Nuclear Technology Development Co., Ltd., Class A	160,000	211,711
	Changchun Faway Automobile Components Co., Ltd., Class A	87,620	114,887
	Changjiang Securities Co., Ltd., Class A	949,390	1,173,859
*	Changshouhua Food Co., Ltd.	95,000	33,387
	Chanjet Information Technology Co., Ltd., Class H	14,000	23,748
	Chaowei Power Holdings, Ltd.	4,898,000	2,595,991
	Cheetah Mobile, Inc., ADR	218,633	542,210
	Chengdu Fusen Noble-House Industrial Co., Ltd., Class A	75,070	153,795
	China Aerospace International Holdings, Ltd.	12,534,000	792,639
*	China Aerospace Times Electronics Co., Ltd., Class A	515,400	548,541
	China Aircraft Leasing Group Holdings, Ltd.	841,000	647,212
	China Aoyuan Group, Ltd.	5,650,000	7,125,161
	China BlueChemical, Ltd., Class H	17,626,878	2,595,745
*	China CAMC Engineering Co., Ltd., Class A	154,500	176,968
	China Cinda Asset Management Co., Ltd., Class H	53,481,000	10,085,823
	China CITIC Bank Corp., Ltd., Class H	61,591,112	26,873,737
#	China Coal Energy Co., Ltd., Class H	13,890,000	3,442,422
	China Common Rich Renewable Energy Investments, Ltd.	14,642,000	1,771,141
	China Communications Construction Co., Ltd., Class H	32,775,327	19,092,314
	China Communications Services Corp., Ltd., Class H	18,879,071	12,238,857
	China Conch Venture Holdings, Ltd.	1,169,500	5,030,837
	China Construction Bank Corp., Class H	635,753,101	463,546,967
*	China CSSC Holdings, Ltd., Class A	375,700	1,115,490
	China CYTS Tours Holding Co., Ltd., Class A	255,700	392,853
*	China Dili Group	4,137,899	1,067,484
	China Dongxiang Group Co., Ltd.	19,415,000	2,455,083
#	China Eastern Airlines Corp., Ltd., ADR	5,953	105,487
#	China Eastern Airlines Corp., Ltd., Class H	13,416,000	4,769,342
	China Electronics Optics Valley Union Holding Co., Ltd.	3,112,000	196,910
	China Energy Engineering Corp., Ltd., Class H	2,124,000	224,865
	China Everbright Bank Co., Ltd., Class H	18,885,000	7,097,303
	China Everbright Greentech Ltd.	3,443,000	1,510,457
	China Everbright, Ltd.	8,999,869	14,422,128
#	China Evergrande Group	13,269,000	37,275,309
	China Film Co., Ltd., Class A	305,100	635,594
*	China Financial Services Holdings, Ltd.	1,884,000	37,908
	China Foods, Ltd.	1,468,000	524,986
	China Fortune Land Development Co., Ltd., Class A	1,248,492	3,104,583
	China Galaxy Securities Co., Ltd., Class H	18,660,000	11,161,838

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Gas Holdings, Ltd.	82,800	$249,040
	China Gezhouba Group Co., Ltd., Class A	1,666,290	1,592,621
	China Glass Holdings, Ltd.	4,496,000	235,428
*	China Grand Automotive Services Group Co., Ltd., Class A	217,500	121,367
	China Grand Pharmaceutical and Healthcare Holdings, Ltd., Class A	148,000	140,324
#	China Harmony Auto Holding, Ltd.	7,047,500	3,176,039
*	China High Precision Automation Group, Ltd.	429,000	12,662
	China High Speed Railway Technology Co., Ltd., Class A	118,600	51,667
#	China High Speed Transmission Equipment Group Co., Ltd.	1,889,000	1,152,150
	China Hongqiao Group, Ltd.	10,475,000	6,016,085
	China Huarong Asset Management Co., Ltd., Class H	62,368,000	7,088,827
*	China Huiyuan Juice Group, Ltd.	4,269,983	193,161
#*	China International Capital Corp., Ltd., Class H	6,975,600	16,497,050
#	China International Marine Containers Group Co., Ltd., Class H	3,417,680	3,263,902
	China Isotope & Radiation Corp.	8,000	20,657
#	China Jinmao Holdings Group, Ltd.	30,378,580	20,685,158
	China Jushi Co., Ltd., Class A	1,267,349	2,510,928
	China Lesso Group Holdings, Ltd.	9,373,000	18,133,969
	China Lilang, Ltd.	941,000	505,349
*	China Longevity Group Co., Ltd.	1,152,649	38,222
#*	China Lumena New Materials Corp.	1,315,048	0
	China Machinery Engineering Corp., Class H	7,481,000	1,816,357
#	China Maple Leaf Educational Systems, Ltd.	4,702,000	1,629,057
	China Medical System Holdings, Ltd.	134,000	162,709
	China Meheco Co., Ltd., Class A	303,800	707,873
	China Merchants Bank Co., Ltd., Class H	3,243,500	15,137,366
	China Merchants Land, Ltd.	12,682,000	2,111,682
	China Merchants Port Holdings Co., Ltd.	8,291,903	9,487,211
#*	China Merchants Securities Co., Ltd., Class H	343,400	420,331
	China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	1,337,310	3,266,765
#*	China Metal Recycling Holdings, Ltd.	3,259,800	0
#	China Minsheng Banking Corp., Ltd., Class H	49,720,900	31,316,744
	China Mobile, Ltd.	47,016,500	320,940,964
	China Mobile, Ltd., Sponsored ADR	1,828,857	62,290,869
#*	China Modern Dairy Holdings, Ltd.	3,727,000	515,461
	China Molybdenum Co., Ltd., Class H	693,000	281,480
	China National Accord Medicines Corp., Ltd., Class A	125,706	896,853
	China National Building Material Co., Ltd., Class H	39,005,250	60,574,540
	China National Chemical Engineering Co., Ltd., Class A	1,397,000	1,152,779
	China National Medicines Corp., Ltd., Class A	251,100	1,582,339
	China National Nuclear Power Co., Ltd., Class A	5,075,483	3,156,982
#	China New Town Development Co., Ltd.	11,705,522	193,578
*	China Oil & Gas Group, Ltd.	18,900,000	562,042
	China Oilfield Services, Ltd., Class H	8,924,000	6,962,870
	China Oriental Group Co., Ltd.	13,130,000	3,801,957
	China Overseas Grand Oceans Group, Ltd.	14,626,500	8,844,833
	China Overseas Land & Investment, Ltd.	35,908,000	109,417,300
	China Pacific Insurance Group Co., Ltd., Class H	1,984,000	5,748,483
#	China Petroleum & Chemical Corp., ADR	1,002,852	42,631,273
	China Petroleum & Chemical Corp., Class H	122,405,575	52,147,321
	China Pioneer Pharma Holdings, Ltd.	1,142,000	166,601
*	China Properties Group, Ltd.	3,380,000	205,364
	China Railway Construction Corp., Ltd., Class H	19,422,014	15,534,411
	China Railway Group, Ltd., Class H	30,684,000	15,532,863
	China Railway Signal & Communication Corp., Ltd., Class H	2,015,000	876,608
	China Railway Tielong Container Logistics Co., Ltd., Class A	251,400	210,161
*	China Rare Earth Holdings, Ltd.	4,994,600	299,871
	China Reinsurance Group Corp., Class H	24,824,000	2,723,507
	China Resources Cement Holdings, Ltd.	20,380,000	27,902,127

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Resources Double Crane Pharmaceutical Co., Ltd., Class A	306,921	$639,160
	China Resources Land, Ltd.	27,684,000	115,384,414
	China Resources Medical Holdings Co., Ltd.	5,189,000	3,706,513
	China Resources Pharmaceutical Group, Ltd.	7,509,500	4,265,249
	China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	325,742	1,415,075
	China Sanjiang Fine Chemicals Co., Ltd.	5,510,000	1,921,757
	China SCE Group Holdings, Ltd.	22,450,000	10,349,035
	China Science Publishing & Media, Ltd., Class A	141,600	192,673
#*	China Shengmu Organic Milk, Ltd.	729,000	38,124
	China Shenhua Energy Co., Ltd., Class H	30,249,000	50,086,084
	China Shineway Pharmaceutical Group, Ltd.	2,735,000	1,829,772
*	China Silver Group, Ltd.	9,914,000	1,279,726
	China South City Holdings, Ltd.	43,550,000	4,442,209
	China South Publishing & Media Group Co., Ltd., Class A	456,000	697,188
*	China Southern Airlines Co., Ltd., Sponsored ADR	2,931	67,237
#*	China Southern Airlines Co., Ltd., Class H	16,482,000	7,647,662
	China Starch Holdings, Ltd.	13,595,000	231,560
	China State Construction Engineering Corp., Ltd., Class A	18,749,406	13,510,992
	China State Construction International Holdings, Ltd.	11,584,000	6,854,548
*	China Sunshine Paper Holdings Co., Ltd.	1,513,500	330,704
	China Taiping Insurance Holdings Co., Ltd.	12,586,200	22,332,818
#*	China Tianrui Group Cement Co., Ltd.	45,000	49,375
*	China Tianying, Inc., Class A	948,700	705,590
	China Tower Corp., Ltd., Class H	6,896,000	1,254,582
	China Traditional Chinese Medicine Holdings Co., Ltd.	23,106,000	11,817,296
#	China Travel International Investment Hong Kong, Ltd.	23,899,631	3,548,051
	China Unicom Hong Kong, Ltd.	1,400,000	778,717
#	China Unicom Hong Kong, Ltd., ADR	5,739,784	31,855,801
	China United Network Communications, Ltd., Class A	11,996,200	8,734,256
	China Vanke Co., Ltd., Class H	5,985,800	18,869,761
#	China Vast Industrial Urban Development Co., Ltd.	1,411,000	573,415
	China West Construction Group Co., Ltd., Class A	358,900	538,383
	China XLX Fertiliser, Ltd.	1,738,000	491,400
	China Yongda Automobiles Services Holdings, Ltd.	2,943,000	3,036,534
#*	China Yurun Food Group, Ltd.	4,336,000	358,445
#	China ZhengTong Auto Services Holdings, Ltd.	14,683,000	2,125,039
	China Zhenhua Group Science & Technology Co., Ltd., Class A	168,319	890,833
	China Zhonghua Geotechnical Engineering Group Co., Ltd., Class A	270,700	136,464
	China Zhongwang Holdings, Ltd.	15,888,154	3,362,578
	Chinasoft International, Ltd.	4,462,000	3,403,381
	Chinese Universe Publishing and Media Group Co., Ltd., Class A	536,800	974,624
*	Chongqing Changan Automobile Co., Ltd., Class A	1,267,924	2,013,971
	Chongqing Department Store Co., Ltd., Class A	82,900	383,521
	Chongqing Machinery & Electric Co., Ltd., Class H	1,022,000	65,361
	Chongqing Rural Commercial Bank Co., Ltd., Class H	21,660,000	8,779,981
	Chongqing Zongshen Power Machinery Co., Ltd., Class A	478,900	669,021
	Chu Kong Shipping Enterprise Group Co., Ltd.	526,000	63,267
	CIFI Holdings Group Co., Ltd.	18,714,758	16,823,131
	CIMC Enric Holdings, Ltd.	5,248,000	2,277,640
	Cisen Pharmaceutical Co., Ltd., Class A	72,500	186,987
*	CITIC Dameng Holdings, Ltd.	910,000	39,972
*	CITIC Guoan Information Industry Co., Ltd., Class A	356,400	141,437
*	CITIC Resources Holdings, Ltd.	15,150,000	625,157
	CITIC Securities Co., Ltd., Class H	815,000	1,900,479
#	CITIC, Ltd.	38,905,483	36,516,337
*	Citychamp Watch & Jewellery Group, Ltd.	210,000	42,271
	CNHTC Jinan Truck Co., Ltd., Class A	190,800	999,728
	CNNC Hua Yuan Titanium Dioxide Co., Ltd., Class A	408,600	341,340
	CNOOC, Ltd.	135,780,000	143,315,814

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	CNOOC, Ltd., Sponsored ADR	251,574	$26,578,793
	COFCO Biotechnology Co., Ltd., Class A	442,100	505,836
*	Cogobuy Group	713,000	114,108
#	Colour Life Services Group Co., Ltd.	2,857,548	1,452,456
	Concord New Energy Group, Ltd.	41,650,000	1,961,784
	Consun Pharmaceutical Group, Ltd.	2,314,000	888,459
*	Coolpad Group, Ltd.	2,724,053	64,845
	COSCO SHIPPING Development Co., Ltd., Class H	9,032,000	897,207
	COSCO SHIPPING Energy Transportation Co., Ltd., Class H	10,638,000	4,748,085
*	COSCO SHIPPING Holdings Co., Ltd., Class H	2,063,500	777,597
	COSCO SHIPPING International Hong Kong Co., Ltd.	4,000,000	1,115,634
	COSCO SHIPPING Ports, Ltd.	14,508,130	7,566,889
*	Cosmo Lady China Holdings Co., Ltd.	642,000	41,405
	Country Garden Holdings Co., Ltd.	30,748,000	39,486,700
	CP Pokphand Co., Ltd.	1,542,000	147,351
#	CPMC Holdings, Ltd.	5,119,000	2,354,462
	CQ Pharmaceutical Holding Co., Ltd., Class A	79,100	74,236
#	CRCC High-Tech Equipment Corp., Ltd., Class H	1,742,000	231,748
	CRRC Corp., Ltd., Class H	17,960,000	7,817,257
	CSG Holding Co., Ltd., Class A	567,849	491,370
#*	CT Environmental Group, Ltd.	9,748,000	80,245
	CTS International Logistics Corp., Ltd., Class A	259,900	309,064
	Dalian Huarui Heavy Industry Group Co., Ltd., Class A	495,831	329,095
	Daqin Railway Co., Ltd., Class A	6,459,961	6,004,501
	Dare Power Dekor Home Co., Ltd., Class A	112,300	265,370
	Dashang Co., Ltd., Class A	44,900	167,304
*	Datong Coal Industry Co., Ltd., Class A	530,014	400,372
	Dawnrays Pharmaceutical Holdings, Ltd.	248,000	28,540
	Dazhong Transportation Group Co., Ltd., Class A	196,950	112,624
	Dazzle Fashion Co., Ltd., Class A	53,800	144,962
	Dexin China Holdings Co., Ltd.	101,000	37,906
*	Differ Group Holding Co., Ltd.	5,778,000	469,846
	Digital China Holdings, Ltd.	1,660,000	1,396,612
	Digital China Information Service Co., Ltd., Class A	316,700	759,032
	Dong-E-E-Jiao Co Ltd, Class A	124,500	726,855
	Dongfang Electric Corp., Ltd., Class H	2,220,000	1,266,620
	Dongfeng Motor Group Co., Ltd., Class H	16,428,000	11,760,511
	Dongxing Securities Co., Ltd., Class A	360,700	710,506
	Dongyue Group, Ltd.	11,746,000	5,175,460
*	Easysight Supply Chain Management Co., Ltd., Class A	151,700	302,797
*	E-Commodities Holdings, Ltd.	5,880,000	151,171
	Elion Clean Energy Co., Ltd., Class A	527,328	270,620
*	Emaar Development PJSC	907,203	503,910
	Embry Holdings, Ltd.	263,000	35,652
	ENN Ecological Holdings Co., Ltd., Class A	219,900	376,400
	Essex Bio-technology, Ltd.	31,000	19,704
#	EVA Precision Industrial Holdings, Ltd.	3,856,000	190,524
	Everbright Securities Co., Ltd., Class H	1,371,200	1,534,294
*	Fang Holdings, Ltd., ADR	3,666	47,875
*	Fangda Carbon New Material Co., Ltd., Class A	1,551,694	1,523,639
*	Fangda Special Steel Technology Co., Ltd., Class A	631,970	513,175
	Fantasia Holdings Group Co., Ltd.	17,986,015	3,714,639
	Far East Horizon, Ltd.	7,898,000	6,515,857
*	FAW Jiefang Group Co., Ltd.	1,056,752	2,047,339
	Fiberhome Telecommunication Technologies Co., Ltd., Class A	73,200	299,375
	Financial Street Holdings Co., Ltd., Class A	444,674	439,546
	Foshan Nationstar Optoelectronics Co., Ltd., Class A	26,200	55,675
	Fosun International, Ltd.	15,011,683	17,117,371
	Founder Securities Co., Ltd., Class A	1,130,707	1,391,397

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Fufeng Group, Ltd.	11,674,000	$4,238,346
	Fujian Longking Co., Ltd., Class A	203,600	266,921
	Fuyao Glass Industry Group Co., Ltd., Class H	152,800	426,634
	Gansu Qilianshan Cement Group Co., Ltd., Class A	220,700	675,145
#*	GCL-Poly Energy Holdings, Ltd.	147,580,000	4,574,384
	Geely Automobile Holdings, Ltd.	9,021,000	18,924,104
	GEM Co., Ltd., Class A	1,020,200	782,253
	Gemdale Corp., Class A	930,051	1,863,092
	Gemdale Properties & Investment Corp., Ltd.	30,442,000	5,388,430
#	Genertec Universal Medical Group Co., Ltd.	5,727,000	3,670,045
	Genimous Technology Co., Ltd., Class A	315,100	375,701
	GF Securities Co., Ltd., Class H	10,083,600	12,100,788
*	Glorious Property Holdings, Ltd.	24,004,000	929,148
	Goldlion Holdings, Ltd.	2,282,000	432,782
	Goldpac Group, Ltd.	1,240,000	241,878
#*	GOME Retail Holdings, Ltd.	45,077,000	6,516,957
*	Gosuncn Technology Group Co., Ltd., Class A	333,100	311,665
*	Grand Baoxin Auto Group, Ltd.	6,540,500	1,072,633
	Grandjoy Holdings Group Co., Ltd., Class A	563,800	442,916
	Great Wall Motor Co., Ltd., Class H	23,461,500	22,903,967
	Greatview Aseptic Packaging Co., Ltd.	1,049,000	398,054
	Greenland Holdings Corp., Ltd., Class A	2,966,900	3,470,351
	Greenland Hong Kong Holdings, Ltd.	8,146,575	2,631,888
	Greentown China Holdings, Ltd.	7,869,091	9,173,365
	Guangdong Ellington Electronics Technology Co., Ltd., Class A	147,256	214,235
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	293,200	284,559
*	Guangdong Shirongzhaoye Co., Ltd., Class A	56,000	58,486
	Guangdong Tapai Group Co., Ltd., Class A	353,173	792,620
	Guangdong Zhongsheng Pharmaceutical Co., Ltd., Class A	143,100	336,765
*	Guanghui Energy Co., Ltd., Class A	2,447,238	1,031,176
#	Guangshen Railway Co., Ltd., Sponsored ADR	282,148	2,728,371
	Guangshen Railway Co., Ltd., Class H	212,000	40,230
	Guangxi Liugong Machinery Co., Ltd., Class A	311,090	320,064
	Guangxi Liuzhou Pharmaceutical Co., Ltd., Class A	75,871	288,960
	Guangxi Wuzhou Zhongheng Group Co., Ltd., Class A	798,800	436,199
	Guangzhou Automobile Group Co., Ltd., Class H	17,298,000	16,533,021
	Guangzhou Baiyun International Airport Co., Ltd., Class A	716,300	1,458,593
#	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	112,000	341,083
	Guangzhou Haige Communications Group, Inc. Co., Class A	449,600	928,980
	Guangzhou R&F Properties Co., Ltd., Class H	12,141,914	14,013,775
	Guangzhou Yuexiu Financial Holdings Group Co., Ltd., Class A	383,900	1,245,592
	Guangzhou Zhujiang Brewery Co., Ltd., Class A	128,900	228,572
	Guizhou Panjiang Refined Coal Co., Ltd., Class A	350,900	320,450
*	Guizhou Xinbang Pharmaceutical Co., Ltd., Class A	55,600	40,910
*	Guolian Securities Co., Ltd., Class H	258,500	116,606
*	Guorui Properties, Ltd.	7,620,000	1,132,008
	Guosen Securities Co., Ltd., Class A	944,027	1,784,071
*	Guosheng Financial Holding, Inc., Class A	257,924	376,378
	Guotai Junan Securities Co., Ltd., Class H	2,155,000	3,566,891
	Guoyuan Securities Co., Ltd., Class A	136,400	203,381
	Haier Electronics Group Co., Ltd.	352,000	1,219,462
	Haier Smart Home Co., Ltd., Class A	2,528,488	6,520,923
*	Hainan Meilan International Airport Co., Ltd., Class H	796,000	4,814,241
	Haitian International Holdings, Ltd.	200,000	460,177
*	Haitong Securities Co., Ltd., Class H	17,370,800	16,160,582
*	Hang Zhou Great Star Industrial Co., Ltd., Class A	228,200	603,602
	Hangcha Group Co., Ltd., Class A	166,900	301,987
	Hangxiao Steel Structure Co., Ltd., Class A	469,800	302,945
	Hangzhou Oxygen Plant Group Co., Ltd., Class A	274,300	723,095

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Harbin Bank Co., Ltd., Class H	1,611,000	$249,734
*	Harbin Electric Co., Ltd., Class H	6,961,474	2,526,564
#*	HC Group, Inc.	2,122,500	328,610
	Hebei Hengshui Laobaigan Liquor Co., Ltd., Class A	329,400	609,136
	Henan Lingrui Pharmaceutical Co., Class A	400,000	671,502
	Henan Pinggao Electric Co., Ltd., Class A	301,900	360,001
*	Henan Senyuan Electric Co., Ltd., Class A	116,300	94,471
	Henan Shenhuo Coal & Power Co., Ltd., Class A	607,600	458,991
	Henan Zhongyuan Expressway Co., Ltd., Class A	329,200	175,541
	Hengdeli Holdings, Ltd.	14,256,000	608,378
	Hengli Petrochemical Co., Ltd.,, Class A	2,469,965	5,758,290
	Hengtong Optic-electric Co., Ltd., Class A	532,548	1,266,023
	Hengyi Petrochemical Co., Ltd., Class A	1,251,841	1,820,253
*	Hesteel Co., Ltd., Class A	3,844,300	1,240,555
*	Hi Sun Technology China, Ltd.	9,339,000	1,180,876
*	Hilong Holding, Ltd.	5,467,000	155,474
	Hisense Home Appliances Group Co., Ltd., Class H	53,000	57,555
	HKC Holdings, Ltd.	1,316,155	770,294
	Holitech Technology Co., Ltd., Class A	1,226,800	924,367
	Hongda Xingye Co., Ltd., Class A	498,456	279,982
*	Honghua Group, Ltd.	15,729,000	569,067
	Honworld Group, Ltd.	1,002,500	364,998
	Hopefluent Group Holdings, Ltd.	1,624,000	354,550
	Hopson Development Holdings, Ltd.	5,282,000	6,924,388
*	Hua Han Health Industry Holdings, Ltd.	22,700,160	582,273
#*	Hua Hong Semiconductor, Ltd.	3,479,000	15,317,063
	Huafon Microfibre Shanghai Technology Co., Ltd.	182,100	203,397
	Huafu Fashion Co., Ltd., Class A	219,398	178,097
	Huapont Life Sciences Co., Ltd., Class A	469,100	376,674
	Huatai Securities Co., Ltd., Class H	8,624,200	15,593,334
	Huaxi Securities Co., Ltd., Class A	67,300	122,936
	Huaxia Bank Co., Ltd., Class A	1,123,900	1,024,106
	Huaxin Cement Co., Ltd., Class A	492,860	1,936,350
	Huayu Automotive Systems Co., Ltd., Class A	1,069,742	3,213,982
	Huazhong In-Vehicle Holdings Co., Ltd.	2,410,000	186,780
	Hubei Biocause Pharmaceutical Co., Ltd., Class A	1,060,797	872,844
	Hubei Kaile Science & Technology Co., Ltd., Class A	310,100	633,208
	Hubei Xingfa Chemicals Group Co., Ltd., Class A	202,200	303,151
*	Huifu Payment, Ltd.	44,400	17,095
	Huishang Bank Corp., Ltd., Class H	1,603,900	528,063
	Hunan Gold Corp., Ltd., Class A	308,700	435,395
	Hunan Valin Steel Co., Ltd., Class A	1,767,160	1,134,147
	Huolinhe Opencut Coal Industry Corp., Ltd. of Inner Mongolia, Class A	804,437	1,349,094
*	iDreamSky Technology Holdings, Ltd.	42,400	24,851
	IKD Co., Ltd., Class A	75,600	142,513
	IMAX China Holding, Inc.	13,400	20,521
	Industrial & Commercial Bank of China, Ltd., Class H	388,008,996	227,350,503
	Industrial Bank Co., Ltd., Class A	6,873,816	15,419,682
	Industrial Securities Co., Ltd., Class A	1,149,800	1,349,584
*	Inner Mongolia BaoTou Steel Union Co., Ltd., Class A	10,757,800	1,803,517
	Inner Mongolia Eerduosi Resources Co., Ltd., Class A	50,100	70,697
	Inner Mongolia First Machinery Group Co., Ltd., Class A	320,203	499,206
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A	2,364,751	2,534,343
	Inner Mongolia Yitai Coal Co., Ltd., Class H	192,100	115,129
*	Inner Mongolia Yuan Xing Energy Co., Ltd., Class A	755,550	208,906
*	Inspur International, Ltd.	246,000	76,254
	Jiangling Motors Corp., Ltd., Class A	113,501	241,705
	Jiangnan Group, Ltd.	14,145,000	657,589

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Changshu Rural Commercial Bank Co., Ltd., Class A	1,125,200	$1,200,891
	Jiangsu Eastern Shenghong Co., Ltd., Class A	613,600	516,120
	Jiangsu Guotai International Group Co., Ltd., Class A	301,060	288,180
	Jiangsu Jiangyin Rural Commercial Bank Co., Ltd., Class A	586,940	358,854
	Jiangsu Kanion Pharmaceutical Co., Ltd., Class A	136,400	295,727
	Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd., Class A	645,800	569,052
	Jiangsu Zhongnan Construction Group Co., Ltd., Class A	988,421	1,339,018
	Jiangsu Zhongtian Technology Co., Ltd., Class A	1,109,600	1,866,724
	Jiangsu Zijin Rural Commer Co., Ltd., Class A	1,284,700	804,648
	Jiangxi Copper Co., Ltd., Class H	7,602,000	9,086,186
	Jiangxi Wannianqing Cement Co., Ltd., Class A	226,480	630,400
	Jiangzhong Pharmaceutical Co., Ltd., Class A	237,260	453,196
#	Jiayuan International Group, Ltd.	3,673,776	1,730,284
	Jilin Aodong Pharmaceutical Group Co., Ltd., Class A	229,794	571,953
#	Jilin Jiutai Rural Commercial Bank Corp., Ltd., Class H	40,791	11,813
*	Jilin Zixin Pharmaceutical Industrial Co., Ltd., Class A	470,200	317,793
	Jinduicheng Molybdenum Co., Ltd., Class A	322,700	308,270
	Jingrui Holdings, Ltd.	3,082,000	814,266
#*	JinkoSolar Holding Co., Ltd., ADR	525,134	10,056,316
	Jinneng Science&Technology Co., Ltd., Class A	224,700	473,517
	Jinyuan EP Co., Ltd., Class A	137,600	180,794
	Jiuzhitang Co., Ltd., Class A	351,200	510,365
*	Jizhong Energy Resources Co., Ltd., Class A	795,900	400,462
	JNBY Design, Ltd.	20,500	20,508
	Jointown Pharmaceutical Group Co., Ltd., Class A	675,200	1,811,762
	Joy City Property, Ltd.	16,412,000	1,271,354
*	JOYY, Inc., ADR	315,298	25,167,086
	JSTI Group, Class A	167,700	189,034
	Ju Teng International Holdings, Ltd.	6,058,249	2,122,953
	K Wah International Holdings, Ltd.	1,525,233	643,706
*	Kai Yuan Holdings, Ltd.	41,600,000	273,932
	Kaisa Group Holdings, Ltd.	21,930,632	9,746,317
*	Kangda International Environmental Co., Ltd.	4,654,000	438,227
#*	Kasen International Holdings, Ltd.	2,592,000	331,534
	Kingboard Holdings, Ltd.	6,497,845	19,003,964
	Kingboard Laminates Holdings, Ltd.	8,703,500	9,791,218
	Konka Group Co., Ltd., Class A	271,000	280,634
	KPC Pharmaceuticals, Inc., Class A	208,500	349,075
*	Kuang-Chi Technologies Co., Ltd., Class A	272,370	767,551
	Kunlun Energy Co., Ltd.	32,420,000	27,160,571
	KWG Group Holdings, Ltd.	13,954,500	24,889,986
	Lao Feng Xiang Co., Ltd., Class A	109,238	960,054
#	Lee & Man Paper Manufacturing, Ltd.	11,123,000	6,876,027
	Lee's Pharmaceutical Holdings, Ltd.	975,500	770,333
	Legend Holdings Corp., Class H	2,311,800	3,007,048
	Lenovo Group, Ltd.	8,570,000	5,166,394
	Leo Group Co., Ltd., Class A	1,211,100	617,544
	Leoch International Technology, Ltd.	209,000	12,510
	Leyard Optoelectronic Co., Ltd., Class A	966,400	995,417
	Liaoning Cheng Da Co., Ltd., Class A	400,300	1,603,779
	Liaoning Wellhope Agri-Tech JSC, Ltd., Class A	278,788	653,335
*	Lier Chemical Co., Ltd., Class A	101,000	308,343
	LingNan Eco&Culture-Tourism Co., Ltd., Class A	394,293	247,038
	Liuzhou Iron & Steel Co., Ltd., Class A	249,200	178,140
	Loncin Motor Co., Ltd., Class A	525,000	324,579
	Long Yuan Construction Group Co., Ltd., Class A	138,700	169,489
	Longfor Group Holdings, Ltd.	7,279,000	35,973,078
	Lonking Holdings, Ltd.	20,876,000	6,876,633
	Luxi Chemical Group Co., Ltd., Class A	608,000	980,901

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Luye Pharma Group, Ltd.	10,258,000	$6,483,652
	LVGEM China Real Estate Investment Co., Ltd.	750,000	236,106
	Maanshan Iron & Steel Co., Ltd., Class H	5,377,775	1,450,379
#*	Maoyan Entertainment	264,800	442,971
	Maoye International Holdings, Ltd.	7,796,000	382,484
*	Markor International Home Furnishings Co., Ltd., Class A	61,500	44,200
	Metallurgical Corp. of China, Ltd., Class H	13,359,000	2,259,942
	Min Xin Holdings, Ltd.	708,418	364,604
	Ming Yang Smart Energy Group, Ltd.	376,000	860,918
*	Mingfa Group International Co., Ltd.	608,000	4,417
	Minmetals Land, Ltd.	10,991,205	1,362,789
	Minsheng Education Group Co., Ltd.	448,000	62,492
	Minth Group, Ltd.	2,156,000	6,416,537
	Misho Ecology & Landscape Co., Ltd., Class A	173,200	207,895
	MLS Co., Ltd., Class A	446,962	1,138,537
*	MMG, Ltd.	13,464,000	3,556,895
	MOBI Development Co., Ltd.	1,556,000	166,526
#	Modern Land China Co., Ltd.	2,977,200	384,888
#	Momo, Inc., Sponsored ADR	49,841	920,563
	MYS Group Co., Ltd., Class A	393,300	295,245
	Nanjing Iron & Steel Co., Ltd., Class A	210,500	99,263
*	Nanjing Xinjiekou Department Store Co., Ltd., Class A	494,900	1,225,565
*	Nature Home Holding Co., Ltd.	1,901,000	238,015
	NetDragon Websoft Holdings, Ltd.	373,500	1,067,782
	New China Life Insurance Co., Ltd., Class H	1,608,400	6,293,483
*	New World Department Store China, Ltd.	3,486,000	567,009
	Newland Digital Technology Co., Ltd., Class A	39,600	97,875
#	Nexteer Automotive Group, Ltd.	6,517,000	4,132,002
	Nine Dragons Paper Holdings, Ltd.	16,927,000	17,778,987
	Ningbo Huaxiang Electronic Co., Ltd., Class A	327,055	771,108
	Ningbo Joyson Electronic Corp., Class A	553,641	1,782,920
	Ningbo Sanxing Medical Electric Co., Ltd., Class A	255,200	265,345
	Ningbo Zhoushan Port Co., Ltd., Class A	1,656,600	989,403
*	Ningxia Jiaze New Energy Co., Ltd., Class A	104,000	55,922
	Norinco International Cooperation, Ltd., Class A	92,800	105,889
	North Huajin Chemical Industries Co., Ltd., Class A	431,619	319,374
*	Northeast Pharmaceutical Group Co., Ltd., Class A	496,099	399,323
#	NVC Lighting Holdings, Ltd.	5,629,000	88,643
	Offshore Oil Engineering Co., Ltd., Class A	1,189,601	820,751
	ORG Technology Co., Ltd., Class A	452,700	342,978
*	Orient Group, Inc., Class A	647,440	485,509
	Orient Securities Co., Ltd., Class H	2,949,200	1,986,012
	Oriental Pearl Group Co., Ltd., Class A	912,860	1,325,902
	Overseas Chinese Town Asia Holdings, Ltd.	1,014,000	221,373
#*	Panda Green Energy Group, Ltd.	4,182,000	161,864
*	Parkson Retail Group, Ltd.	6,028,000	245,657
	PAX Global Technology, Ltd.	5,812,000	2,706,377
	People's Insurance Co. Group of China, Ltd. (The), Class H	32,141,000	10,457,397
#	PetroChina Co., Ltd., ADR	102,992	3,548,074
	PetroChina Co., Ltd., Class H	176,780,000	61,475,682
	PICC Property & Casualty Co., Ltd., Class H	45,981,000	36,336,055
	Ping An Bank Co., Ltd., Class A	3,214,204	6,138,357
	Pingdingshan Tianan Coal Mining Co., Ltd., Class A	537,103	389,448
	Poly Culture Group Corp., Ltd., Class H	402,000	233,783
	Poly Property Group Co., Ltd.	19,929,488	6,276,772
#	Postal Savings Bank of China Co., Ltd., Class H	44,883,000	24,727,804
*	Pou Sheng International Holdings, Ltd.	6,732,000	1,471,557
	Power Construction Corp. of China, Ltd., Class A	3,997,620	2,412,509
	Powerlong Real Estate Holdings, Ltd.	13,341,000	8,152,762

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	PW Medtech Group, Ltd.	1,439,000	$292,303
	Qingdao East Steel Tower Stock Co., Ltd., Class A	188,500	239,621
	Qingdao Port International Co., Ltd., Class H	984,000	557,251
	Qingling Motors Co., Ltd., Class H	6,374,000	1,152,056
	Qinhuangdao Port Co., Ltd., Class H	209,000	32,886
#*	Qudian, Inc., Sponsored ADR	362,937	587,958
*	Qunxing Paper Holdings Co.	5,020,071	0
	Rainbow Digital Commercial Co., Ltd., Class A	138,800	216,495
	Rastar Group, Class A	279,400	157,379
*	Realcan Pharmaceutical Group Co., Ltd., Class A	102,700	97,425
	Red Star Macalline Group Corp., Ltd., Class H	1,834,297	1,257,082
	Renhe Pharmacy Co., Ltd., Class A	454,600	441,077
*	REXLot Holdings, Ltd.	67,831,618	34,133
	RiseSun Real Estate Development Co., Ltd., Class A	1,523,576	1,795,002
	Ronshine China Holdings, Ltd.	2,398,000	2,139,929
	SAIC Motor Corp, Ltd., Class A	1,795,973	4,677,252
	Sailun Group Co., Ltd., Class A	980,500	557,305
	Sansteel Minguang Co., Ltd. Fujian, Class A	951,380	971,634
	Sany Heavy Equipment International Holdings Co., Ltd.	5,348,000	2,800,015
	Saurer Intelligent Technology Co., Ltd., Class A	230,400	181,320
	Seazen Group, Ltd.	604,000	572,804
	Seazen Holdings Co., Ltd. , Class A	777,499	3,787,669
*	Semiconductor Manufacturing International Corp.	12,941,198	50,670,689
	SGIS Songshan Co., Ltd., Class A	773,600	491,512
	Shaanxi Coal Industry Co., Ltd., Class A	3,735,445	4,333,415
	Shandong Buchang Pharmaceuticals Co., Ltd., Class A	464,707	1,909,144
	Shandong Chenming Paper Holdings, Ltd., Class H	2,725,227	1,290,197
	Shandong Hualu Hengsheng Chemical Co., Ltd., Class A	588,692	1,951,946
	Shandong Linglong Tyre Co., Ltd., Class A	445,587	1,498,535
	Shandong Luyitong Intelligent Electric P.L.C., Class A	92,200	181,487
	Shandong Nanshan Aluminum Co., Ltd., Class A	2,264,850	769,586
	Shandong Publishing & Media Co., Ltd., Class A	187,200	181,867
	Shandong Sun Paper Industry JSC, Ltd., Class A	739,705	1,345,413
	Shandong Xinhua Pharmaceutical Co., Ltd., Class H	646,000	372,085
	Shanghai 2345 Network Holding Group Co., Ltd., Class A	1,640,500	726,483
*	Shanghai Electric Group Co., Ltd., Class H	11,536,000	3,558,507
*	Shanghai Environment Group Co., Ltd., Class A	203,827	390,510
	Shanghai Industrial Holdings, Ltd.	3,937,918	5,745,558
	Shanghai Industrial Urban Development Group, Ltd.	21,078,918	2,314,544
	Shanghai International Port Group Co., Ltd., Class A	2,613,716	1,688,446
	Shanghai Jin Jiang Capital Co., Ltd., Class H	15,992,000	2,745,310
	Shanghai Jinjiang International Hotels Co., Ltd., Class A	237,150	1,340,394
	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class A	291,300	524,230
	Shanghai Maling Aquarius Co., Ltd., Class A	104,300	160,707
	Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	159,090	395,832
	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	6,558,000	11,659,589
	Shanghai Prime Machinery Co., Ltd., Class H	4,300,000	488,411
	Shanghai Pudong Development Bank Co., Ltd., Class A	2,064,319	3,062,680
	Shanghai Pudong Road & Bridge Construction Co., Ltd., Class A	162,593	154,191
	Shanghai RAAS Blood Products Co., Ltd., Class A	1,453,202	2,154,350
	Shanghai Shyndec Pharmaceutical Co., Ltd., Class A	451,300	710,917
	Shanghai Tongji Science & Technology Industrial Co., Ltd., Class A	112,100	140,511
	Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd., Class A	69,800	153,084
	Shanghai Yuyuan Tourist Mart Group Co., Ltd., Class A	889,662	1,306,994
	Shanghai Zijiang Enterprise Group Co., Ltd., Class A	286,200	191,342
	Shanxi Blue Flame Holding Co., Ltd., Class A	98,000	114,617
	Shanxi Lu'an Environmental Energy Development Co., Ltd., Class A	951,280	868,878
*	Shanxi Meijin Energy Co., Ltd., Class A	141,600	134,125
	Shanxi Taigang Stainless Steel Co., Ltd., Class A	1,594,900	811,501

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanxi Xishan Coal & Electricity Power Co., Ltd., Class A	1,514,935	$913,850
*	Shanying International Holding Co., Ltd., Class A	1,210,500	549,862
*	Shengjing Bank Co., Ltd., Class H	481,000	440,613
	Shenguan Holdings Group, Ltd.	3,610,000	121,126
	Shenwan Hongyuan Group Co., Ltd.	3,700,800	1,181,435
	Shenzhen Agricultural Products Group Co., Ltd., Class A	322,900	389,486
	Shenzhen Airport Co., Ltd., Class A	388,700	555,283
	Shenzhen Aisidi Co., Ltd., Class A	112,600	161,917
*	Shenzhen Bauing Construction Holding Group Co., Ltd., Class A	198,000	143,363
	Shenzhen Gas Corp., Ltd., Class A	259,000	289,220
	Shenzhen Gongjin Electronics Co., Ltd., Class A	74,800	143,308
	Shenzhen Grandland Group Co., Ltd., Class A	108,000	58,506
	Shenzhen International Holdings, Ltd.	5,796,583	9,459,686
	Shenzhen Investment, Ltd.	26,974,414	8,463,537
	Shenzhen Jinjia Group Co., Ltd., Class A	705,783	1,160,330
*	Shenzhen MTC Co., Ltd., Class A	1,364,600	1,437,172
	Shenzhen Neptunus Bioengineering Co., Ltd., Class A	700,900	516,045
	Shenzhen Overseas Chinese Town Co., Ltd., Class A	3,406,961	3,500,798
	Shenzhen Tagen Group Co., Ltd., Class A	553,400	679,246
	Shenzhen Woer Heat-Shrinkable Material Co., Ltd., Class A	241,100	216,238
	Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	837,000	561,750
	Shimao Group Holdings, Ltd.	11,632,035	49,358,573
	Shinva Medical Instrument Co., Ltd., Class A	90,500	257,311
	Shougang Fushan Resources Group, Ltd.	21,076,594	4,826,326
	Shui On Land, Ltd.	31,958,303	4,744,614
	Sichuan Kelun Pharmaceutical Co., Ltd., Class A	385,955	1,243,633
	Sichuan Languang Development Co., Ltd., Class A	1,225,800	939,085
	Sichuan Shuangma Cement Co., Ltd., Class A	147,000	314,878
	Sieyuan Electric Co., Ltd., Class A	97,100	393,687
	Sihuan Pharmaceutical Holdings Group, Ltd.	12,926,000	1,320,279
#*	Silver Grant International Holdings Group, Ltd.	6,324,804	776,068
*	SINA Corp.	252,489	10,187,931
	Sinochem International Corp., Class A	529,381	430,847
	Sinofert Holdings, Ltd.	13,934,000	1,259,542
	Sinolink Securities Co., Ltd., Class A	612,600	1,265,514
#*	Sinolink Worldwide Holdings, Ltd.	9,156,508	561,636
	Sinoma International Engineering Co., Class A	341,200	292,497
	Sinoma Science & Technology Co., Ltd., Class A	461,880	1,376,641
	Sinomach Automobile Co., Ltd., Class A	201,886	144,022
	Sino-Ocean Group Holding, Ltd.	26,236,602	6,329,232
	Sinopec Engineering Group Co., Ltd., Class H	10,921,500	4,841,046
#	Sinopec Kantons Holdings, Ltd.	8,960,000	3,906,017
	Sinopec Shanghai Petrochemical Co., Ltd., Sponsored ADR	13,728	303,114
	Sinopec Shanghai Petrochemical Co., Ltd., Class H	18,028,000	4,013,908
	Sinopharm Group Co., Ltd., Class H	6,728,800	16,036,611
#*	Sinosoft Technology Group, Ltd.	1,919,000	495,110
	Sinotrans, Ltd., Class H	21,760,000	4,547,552
	Sinotruk Hong Kong, Ltd.	6,565,335	20,488,141
#*	Skyworth Group, Ltd.	18,993,083	6,004,121
#*	Sogou, Inc., ADR	86,424	744,975
*	SOHO China, Ltd.	19,201,388	7,137,526
*	Sou Yu Te Group Co., Ltd., Class A	1,430,300	594,700
	Spring Airlines Co., Ltd., Class A	317,341	1,804,637
*	SPT Energy Group, Inc.	5,248,000	189,851
*	SRE Group, Ltd.	8,654,285	30,194
*	Starrise Media Holdings, Ltd.	270,000	13,589
	Sun King Power Electronics Group	374,000	83,981
	Sunac China Holdings, Ltd.	7,046,000	33,223,685
	Sunflower Pharmaceutical Group Co., Ltd., Class A	145,600	326,917

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sungrow Power Supply Co., Ltd., Class A	310,700	$934,077
	Suning.com Co., Ltd., Class A	1,436,600	2,123,819
#*	Sunshine 100 China Holdings, Ltd.	249,000	43,187
	Sunward Intelligent Equipment Co., Ltd., Class A	279,300	282,742
*	Suzhou Anjie Technology Co., Ltd., Class A	112,900	413,632
	Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A	763,175	981,379
*	Tahoe Group Co., Ltd., Class A	803,106	683,511
	Tangshan Jidong Cement Co., Ltd., Class A	383,100	1,051,851
	TangShan Port Group Co., Ltd., Class A	1,213,100	422,197
	Tangshan Sanyou Chemical Industries Co., Ltd., Class A	660,100	589,513
#*	Tarena International, Inc., ADR	39,337	65,299
*	Taung Gold International, Ltd.	5,980,000	26,255
	TBEA Co., Ltd., Class A	879,959	1,101,029
	TCL Electronics Holdings, Ltd.	6,562,666	3,891,111
	TCL Technology Group Corp., Class A	3,664,735	3,284,402
#*	Tenwow International Holdings, Ltd.	2,993,000	27,535
#	Texhong Textile Group, Ltd.	2,055,500	1,571,026
	Textainer Group Holdings, Ltd.	253,729	2,131,445
	Tian An China Investment Co., Ltd.	4,076,000	2,157,977
	Tian Di Science & Technology Co., Ltd., Class A	704,800	312,097
#*	Tian Ge Interactive Holdings, Ltd.	1,433,000	182,696
	Tiangong International Co., Ltd.	4,350,000	1,425,806
	Tianjin Chase Sun Pharmaceutical Co., Ltd., Class A	940,811	748,064
	Tianjin Port Development Holdings, Ltd.	16,671,657	1,246,030
	Tianjin ZhongXin Pharmaceutical Group Corp., Ltd., Class A	135,049	369,830
	Tianma Microelectronics Co., Ltd., Class A	856,224	2,062,148
#	Tianneng Power International, Ltd.	7,140,000	16,573,165
	Tianyun International Holdings, Ltd.	570,000	64,769
	Tibet Tianlu Co., Ltd., Class A	195,400	295,230
	Time Watch Investments, Ltd.	92,000	10,081
	Titan Wind Energy Suzhou Co., Ltd., Class A	526,900	571,890
	Tomson Group, Ltd.	3,468,526	738,116
	Tong Ren Tang Technologies Co., Ltd., Class H	938,000	691,960
	Tongda Group Holdings, Ltd.	49,100,000	2,855,526
	Tongkun Group Co., Ltd., Class A	547,222	1,132,591
	Tongling Jingda Special Magnet Wire Co., Ltd., Class A	424,000	213,825
	Tongling Nonferrous Metals Group Co., Ltd., Class A	2,493,900	815,501
	Tongwei Co., Ltd., Class A	551,300	2,155,367
#	Top Spring International Holdings, Ltd.	146,000	21,479
	Transfar Zhilian Co., Ltd., Class A	771,900	635,295
	TravelSky Technology, Ltd., Class H	599,000	1,152,167
*	Trigiant Group, Ltd.	4,254,000	571,775
*	Trip.com Group Ltd., ADR	2,378,359	64,691,365
*	Trony Solar Holdings Co., Ltd.	8,775,000	0
*	Tunghsu Optoelectronic Technology Co., Ltd., Class A	1,525,000	611,883
*	Tus Environmental Science And Technology Development Co., Ltd., Class A	323,420	379,775
	Unilumin Group Co., Ltd., Class A	41,400	53,247
	Uni-President China Holdings, Ltd.	96,000	104,166
*	Unisplendour Corp., Ltd., Class A	283,309	1,781,839
*	V1 Group, Ltd.	6,098,000	181,495
	Vatti Corp., Ltd., Class A	79,550	118,271
*	Wanda Film Holding Co., Ltd., Class A	453,334	1,126,498
	Wangfujing Group Co., Ltd., Class A	72,900	638,156
	Wangneng Environment Co., Ltd., Class A	81,100	231,514
	Wangsu Science & Technology Co., Ltd., Class A	682,700	876,448
	Wanxiang Qianchao Co., Ltd., Class A	648,360	568,594
	Wasion Holdings, Ltd.	4,676,000	1,418,905
	Wasu Media Holding Co., Ltd., Class A	341,086	542,505

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Weichai Power Co., Ltd., Class H	350,000	$749,583
	Weifu High-Technology Group Co., Ltd., Class A	139,400	440,233
	Weiqiao Textile Co., Class H	3,592,500	778,525
	West China Cement, Ltd.	31,494,000	6,712,160
	Western Securities Co., Ltd., Class A	481,048	683,659
	Wolong Electric Group Co., Ltd., Class A	363,300	629,005
	Wuchan Zhongda Group Co., Ltd., Class A	1,479,800	972,005
	Wuhan DDMC Culture & Sports Co., Ltd., Class A	366,500	448,483
	Wuhan Department Store Group Co., Ltd., Class A	401,600	1,442,913
	XCMG Construction Machinery Co., Ltd., Class A	3,482,100	3,171,179
	Xiamen C & D, Inc., Class A	839,700	1,127,513
	Xiamen International Airport Co., Ltd., Class A	10,700	27,251
	Xiamen International Port Co., Ltd., Class H	7,708,000	775,196
	Xiamen ITG Group Corp., Ltd., Class A	525,902	525,190
	Xiamen Tungsten Co., Ltd., Class A	299,740	646,779
	Xiandai Investment Co., Ltd., Class A	184,100	100,787
	Xinfengming Group Co., Ltd., Class A	91,060	138,433
	Xingda International Holdings, Ltd.	8,065,802	1,638,137
	Xingfa Aluminium Holdings, Ltd.	435,000	489,036
	Xinhu Zhongbao Co., Ltd., Class A	2,329,543	1,137,742
	Xinhua Winshare Publishing and Media Co., Ltd., Class H	1,264,000	836,609
	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	2,108,600	2,122,663
	Xinjiang Tianshan Cement Co., Ltd., Class A	310,600	801,922
	Xinjiang Yilite Industry Co., Ltd., Class A	35,300	99,054
	Xinxing Ductile Iron Pipes Co., Ltd., Class A	1,389,600	741,658
	Xinyangfeng Agricultural Technology Co., Ltd., Class A	246,300	405,862
	Xinyu Iron & Steel Co., Ltd., Class A	944,300	598,933
	Xinyuan Real Estate Co., Ltd., ADR	264,887	561,560
	Xtep International Holdings, Ltd.	7,041,588	2,109,744
	Xuji Electric Co., Ltd., Class A	233,200	536,481
*	Yanchang Petroleum International, Ltd.	12,800,000	90,850
	Yang Quan Coal Industry Group Co., Ltd., Class A	411,100	286,774
	Yango Group Co., Ltd., Class A	300,400	298,187
	Yantai Changyu Pioneer Wine Co., Ltd., Class A	47,000	228,835
	Yanzhou Coal Mining Co., Ltd., Class H	19,084,000	14,917,619
	Yip's Chemical Holdings, Ltd.	842,000	234,792
*	Yiren Digital, Ltd., Sponsored ADR	111,530	400,393
	Yotrio Group Co., Ltd., Class A	1,017,700	713,163
	Youngor Group Co., Ltd., Class A	719,074	687,321
*	Youyuan International Holdings, Ltd.	4,485,251	28,242
*	YuanShengTai Dairy Farm, Ltd.	4,186,000	248,632
	Yuexiu Property Co., Ltd.	66,198,786	12,136,774
*	Yunnan Aluminium Co., Ltd., Class A	838,700	815,653
*	Yunnan Copper Co., Ltd., Class A	483,200	1,022,341
*	Yunnan Tin Co., Ltd., Class A	466,300	690,932
	Yuzhou Group Holdings Co., Ltd.	21,175,308	9,513,588
	Zhejiang Chint Electrics Co., Ltd., Class A	645,368	2,931,185
	Zhejiang Communications Technology Co., Ltd.	294,400	237,585
#	Zhejiang Glass Co., Ltd.	437,000	0
	Zhejiang Hailiang Co., Ltd., Class A	123,580	157,357
	Zhejiang Hangmin Co., Ltd., Class A	93,826	77,577
	Zhejiang Hisoar Pharmaceutical Co., Ltd., Class A	487,700	571,369
	Zhejiang Huace Film & TV Co., Ltd., Class A	333,832	345,723
	Zhejiang Huafeng Spandex Co., Ltd., Class A	859,548	834,154
	Zhejiang Jiahua Energy Chemical Industry Co., Ltd., Class A	395,400	737,971
*	Zhejiang Jingu Co., Ltd., Class A	240,300	198,150
	Zhejiang Jingxin Pharmaceutical Co., Ltd., Class A	268,800	577,895
	Zhejiang Juhua Co., Ltd., Class A	505,207	538,691
	Zhejiang Longsheng Group Co., Ltd., Class A	1,279,633	2,711,307

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Medicine Co., Ltd., Class A	291,800	$785,939
*	Zhejiang Narada Power Source Co., Ltd., Class A	149,100	298,090
	Zhejiang Runtu Co., Ltd., Class A	287,230	393,484
	Zhejiang Satellite Petrochemical Co., Ltd., Class A	315,600	827,883
*	Zhejiang Wanfeng Auto Wheel Co., Ltd., Class A	440,400	436,036
	Zhejiang Wanliyang Co., Ltd., Class A	317,541	418,537
	Zhejiang Xinan Chemical Industrial Group Co., Ltd., Class A	138,400	180,265
	Zhejiang Yasha Decoration Co., Ltd., Class A	169,526	372,929
	Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	1,429,600	660,685
	Zhengzhou Yutong Bus Co., Ltd., Class A	493,800	964,427
#	Zhong An Group, Ltd.	13,233,600	452,488
	Zhongjin Gold Corp., Ltd., Class A	1,095,628	1,795,434
*	Zhongshan Broad Ocean Motor Co., Ltd., Class A	484,500	273,696
	Zhuzhou CRRC Times Electric Co., Ltd., Class H	313,700	1,101,943
	Zhuzhou Kibing Group Co., Ltd., Class A	795,846	1,039,055
	Zibo Qixiang Tengda Chemical Co., Ltd., Class A	485,000	535,949
*	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	8,941,600	9,218,750
TOTAL CHINA			4,345,296,806
COLOMBIA — (0.1%)
	Cementos Argos SA	94,431	92,584
*	Corp. Financiera Colombiana SA	30,986	206,684
	Grupo Argos SA	1,529,091	4,178,068
	Grupo de Inversiones Suramericana SA	1,629,311	8,467,354
	Grupo Nutresa SA	179,555	971,608
	Mineros SA	128,115	130,415
TOTAL COLOMBIA			14,046,713
CZECH REPUBLIC — (0.2%)
	CEZ A.S.	1,315,621	26,503,553
GREECE — (0.2%)
	Aegean Airlines SA	83,136	354,110
*	Alpha Bank AE	8,904,166	5,599,501
	Autohellas SA	37,423	143,295
	Bank of Greece	37,213	574,473
*	Ellaktor SA	1,098,643	1,415,996
*	Eurobank Ergasias Services and Holdings SA, Class A	4,214,090	1,800,876
*	Fourlis Holdings SA	42,414	195,042
*	GEK Terna Holding Real Estate Construction SA	23,558	161,020
	Hellenic Petroleum SA	146,437	908,894
*	Intracom Holdings SA	437,466	327,384
*	LAMDA Development SA	67,966	456,514
*	Marfin Investment Group Holdings SA	307,686	20,392
	Motor Oil Hellas Corinth Refineries SA	8,934	122,025
	Mytilineos SA	422,906	3,953,140
*	National Bank of Greece SA	3,844,663	5,099,442
*	Piraeus Bank SA	1,707,993	2,356,551
	Thessaloniki Port Authority SA	3,319	81,868
TOTAL GREECE			23,570,523
HONG KONG — (0.0%)
	Anxin-China Holdings, Ltd.	6,152,000	0
	Fiber Optic Center, Inc.	3,598,000	24,373
	Karce International Holdings Open	640,000	0
	Prinx Chengshan Cayman Holding, Ltd.	11,500	12,081
	Real Gold Mining, Ltd.	3,137,500	106,468

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Shoucheng Holdings, Ltd.	10,423,683	$2,625,340
TOTAL HONG KONG			2,768,262
HUNGARY — (0.2%)
*	MOL Hungarian Oil & Gas P.L.C.	3,869,518	22,794,309
	Richter Gedeon Nyrt	393,760	9,110,554
TOTAL HUNGARY			31,904,863
INDIA — (12.3%)
	Aarti Drugs, Ltd.	13,657	316,677
	ACC, Ltd.	353,248	6,730,008
	Adani Enterprises, Ltd.	1,240,345	2,930,867
	Adani Gas, Ltd.	1,020,275	2,078,350
*	Adani Green Energy, Ltd.	1,370,280	6,248,522
	Adani Ports & Special Economic Zone, Ltd.	66,956	281,214
*	Adani Power, Ltd.	2,362,845	1,115,533
*	Adani Transmissions, Ltd.	698,916	2,197,947
*	Aditya Birla Capital, Ltd.	2,879,031	2,090,880
	Advanced Enzyme Technologies, Ltd.	26,799	67,903
	Alembic, Ltd.	483,755	511,840
	Allcargo Logistics, Ltd.	546,920	684,411
	Amara Raja Batteries, Ltd.	4,029	38,169
	Ambuja Cements, Ltd.	4,306,232	12,601,114
*	Amtek Auto, Ltd.	941,223	6,487
	Anant Raj, Ltd.	544,576	154,607
	Apar Industries, Ltd.	120,739	487,201
	Apollo Tyres, Ltd.	2,414,738	3,485,599
*	Arvind Fashions, Ltd.	556,795	912,148
	Arvind, Ltd.	871,043	332,599
	Ashok Leyland, Ltd.	5,216,139	3,387,598
*	Ashoka Buildcon, Ltd.	192,902	130,981
	Aurobindo Pharma, Ltd.	2,186,921	25,665,502
	Axis Bank, Ltd.	8,907,942	51,393,807
*	Bajaj Hindusthan Sugar, Ltd.	1,004,052	75,084
	Bajaj Holdings & Investment, Ltd.	366,965	12,915,886
	Balmer Lawrie & Co., Ltd.	713,598	1,052,977
	Balrampur Chini Mills, Ltd.	1,567,203	2,631,623
*	Bank of Baroda	4,804,501	2,989,071
*	Bank of Maharashtra	578,945	94,170
	BEML, Ltd.	94,733	810,101
	Bharat Dyanamics, Ltd.	2,665	13,697
	Bharat Electronics, Ltd.	5,246,207	6,732,373
	Bharat Forge, Ltd.	9,291	47,263
	Bharat Heavy Electricals, Ltd.	5,700,069	2,751,449
*	Bharti Airtel, Ltd.	14,870,165	110,185,712
	Birla Corp., Ltd.	176,914	1,407,469
*	Birlasoft, Ltd.	1,686,854	2,688,621
	Bodal Chemicals, Ltd.	146,947	144,601
	Borosil Renewables, Ltd.	12,105	12,477
*	Borosil, Ltd.	12,105	23,947
	Brigade Enterprises, Ltd.	441,308	826,552
	BSE, Ltd.	119,329	820,278
	Cadila Healthcare, Ltd.	399,189	2,083,880
	Can Fin Homes, Ltd.	255,634	1,248,060
*	Canara Bank	1,449,186	1,969,224
	Capacit'e Infraprojects, Ltd.	41,710	52,312
	Ceat, Ltd.	213,743	2,477,000
	Century Textiles & Industries, Ltd.	12,794	52,497

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	CG Power and Industrial Solutions, Ltd.	3,301,729	$410,121
	Chambal Fertilizers & Chemicals, Ltd.	1,200,762	2,530,829
	Chennai Super Kings Cricket, Ltd.	5,080,767	28,653
*	Cholamandalam Financial Holdings, Ltd.	420,899	1,860,563
	Cipla, Ltd.	896,605	8,630,250
	City Union Bank, Ltd.	1,451,921	2,345,973
	Cochin Shipyard, Ltd.	26,896	118,160
*	Coffee Day Enterprises, Ltd.	161,329	46,822
	Container Corp. Of India, Ltd.	357,502	2,146,929
	Cyient, Ltd.	124,698	550,203
*	Dalmia Bharat, Ltd.	284,948	2,894,454
	DB Corp., Ltd.	142,709	138,503
*	DCB Bank, Ltd.	1,719,319	1,783,848
	DCM Shriram, Ltd.	400,978	1,821,069
	Deepak Fertilisers & Petrochemicals Corp., Ltd.	314,938	674,421
	Delta Corp., Ltd.	51,743	59,219
	Dhampur Sugar Mills, Ltd.	225,896	380,649
	Dilip Buildcon, Ltd.	108,385	403,892
*	Dish TV India, Ltd.	2,132,040	203,961
	Dishman Carbogen Amcis, Ltd.	679,543	1,782,036
	DLF, Ltd.	2,932,491	5,508,666
#	Dr Reddy's Laboratories, Ltd., ADR	218,303	13,272,822
	Dr Reddy's Laboratories, Ltd.	496,386	30,078,600
	eClerx Services, Ltd.	13,413	86,155
	Edelweiss Financial Services, Ltd.	1,424,853	1,449,206
*	EID Parry India, Ltd.	704,935	2,743,974
	EIH, Ltd.	422,487	363,479
	Engineers India, Ltd.	174,931	150,384
	Escorts, Ltd.	522,191	7,878,422
	Essel Propack, Ltd.	248,087	776,639
	Excel Industries, Ltd.	1,169	11,606
	Exide Industries, Ltd.	280,804	582,580
	FDC, Ltd.	70,089	280,579
*	Federal Bank, Ltd.	12,441,670	8,932,017
	Finolex Cables, Ltd.	517,726	1,871,950
	Finolex Industries, Ltd.	148,359	915,322
	Firstsource Solutions, Ltd.	1,796,446	1,170,983
*	Fortis Healthcare, Ltd.	2,176,214	4,021,056
*	Future Enterprises, Ltd.	1,512,406	328,546
	GAIL India, Ltd.	12,761,347	16,516,879
	Gateway Distriparks, Ltd.	331,796	363,785
	Gati, Ltd.	198,455	113,511
	General Insurance Corp. of India	111,280	213,086
*	GFL, Ltd.	279,798	301,675
	GHCL, Ltd.	292,141	539,746
	Glenmark Pharmaceuticals, Ltd.	1,201,637	7,239,302
	Godfrey Phillips India, Ltd.	85,898	1,050,017
	Granules India, Ltd.	1,624,470	5,937,340
	Graphite India, Ltd.	20,799	45,871
	Grasim Industries, Ltd.	1,755,789	14,820,765
	Great Eastern Shipping Co., Ltd. (The)	602,919	1,822,963
*	Greaves Cotton, Ltd.	355,301	385,651
*	Greenpanel Industries, Ltd.	15,060	7,656
	Gujarat Alkalies & Chemicals, Ltd.	176,303	746,131
	Gujarat Ambuja Exports, Ltd.	140,066	312,378
*	Gujarat Fluorochemicals, Ltd.	386,472	2,109,986
	Gujarat Mineral Development Corp., Ltd.	724,562	398,880
	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	417,999	915,340
	Gujarat Pipavav Port, Ltd.	388,699	387,663

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Gujarat State Fertilizers & Chemicals, Ltd.	892,388	$710,338
	Gujarat State Petronet, Ltd.	1,536,895	4,184,461
	HEG, Ltd.	12,117	118,120
	HeidelbergCement India, Ltd.	345,204	856,213
	Heritage Foods, Ltd.	2,017	8,406
	HFCL, Ltd.	4,686,211	776,901
	Hikal, Ltd.	308,026	638,785
	HIL, Ltd.	18,294	303,419
	Himadri Speciality Chemical, Ltd.	203,546	116,469
	Himatsingka Seide, Ltd.	181,013	148,505
	Hindalco Industries, Ltd.	12,678,607	27,880,864
	Hinduja Global Solutions, Ltd.	72,801	781,787
*	Housing Development & Infrastructure, Ltd.	83,617	3,176
*	ICICI Bank, Ltd., Sponsored ADR	5,868,831	55,108,322
*	ICICI Bank, Ltd.	201,006	936,488
*	IDFC First Bank, Ltd.	12,712,483	4,517,836
	IDFC, Ltd.	6,576,796	1,677,430
*	IFCI, Ltd.	5,911,797	488,449
	IIFL Finance, Ltd.	2,138,446	1,923,399
	IIFL Securities, Ltd.	2,626,942	1,355,207
	IIFL Wealth Management, Ltd.	364,784	5,344,803
	India Cements, Ltd. (The)	2,085,811	3,115,651
	India Glycols, Ltd.	112,323	403,530
	Indiabulls Housing Finance, Ltd.	2,105,805	5,311,717
*	Indiabulls Real Estate, Ltd.	2,323,027	1,584,018
	Indiabulls Ventures, Ltd.	23,401	35,865
*	Indian Bank	800,240	622,887
	Indian Hotels Co., Ltd. (The)	1,525,929	1,553,338
	Indian Hume Pipe Co., Ltd. (The)	2,945	6,516
	Indo Count Industries, Ltd.	248,595	215,449
	Indoco Remedies, Ltd.	33,787	102,624
	INEOS Styrolution India, Ltd.	24,506	174,776
	Infibeam Avenues, Ltd.	2,495,365	2,542,491
*	Intellect Design Arena, Ltd.	355,025	748,906
	IRCON International, Ltd.	11,290	13,780
	ITD Cementation India, Ltd.	187,582	113,473
	J Kumar Infraprojects, Ltd.	195,784	249,428
	Jagran Prakashan, Ltd.	489,592	249,396
	Jai Corp., Ltd.	381,676	442,470
*	Jaiprakash Associates, Ltd.	2,045,317	89,991
*	Jammu & Kashmir Bank, Ltd. (The)	1,786,257	378,752
	JB Chemicals & Pharmaceuticals, Ltd.	365,551	3,583,631
	Jindal Poly Films, Ltd.	116,128	578,176
	Jindal Saw, Ltd.	1,120,423	826,455
*	Jindal Stainless Hisar, Ltd.	10,311	9,862
*	Jindal Stainless, Ltd.	258,426	122,340
*	Jindal Steel & Power, Ltd.	3,285,222	8,172,210
	JK Cement, Ltd.	200,692	4,015,888
	JK Lakshmi Cement, Ltd.	266,160	1,059,068
	JK Paper, Ltd.	657,376	827,436
	JK Tyre & Industries, Ltd.	607,973	530,392
	JM Financial, Ltd.	2,272,508	2,252,359
	JSW Energy, Ltd.	3,561,448	2,184,174
	JSW Steel, Ltd.	6,867,049	20,290,436
	Jubilant Life Sciences, Ltd.	847,660	9,002,950
	Jyothy Labs, Ltd.	26,964	44,150
	Kalpataru Power Transmission, Ltd.	662,133	2,034,311
	Kalyani Steels, Ltd.	76,266	219,781
	Karnataka Bank, Ltd. (The)	1,038,011	580,966

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Karur Vysya Bank, Ltd. (The)	2,761,746	$1,267,165
	Kaveri Seed Co., Ltd.	83,828	675,113
	KEC International, Ltd.	18,601	67,836
	Kiri Industries, Ltd.	109,673	719,008
	Kirloskar Brothers, Ltd.	1,052	1,856
	Kirloskar Oil Engines, Ltd.	298,653	420,099
	KNR Constructions, Ltd.	203,640	575,688
	Kolte-Patil Developers, Ltd.	110,423	202,985
*	KPIT Technologies, Ltd.	2,056,795	1,784,507
	KPR Mill, Ltd.	40,882	229,898
	KRBL, Ltd.	120,245	434,035
	L&T Finance Holdings, Ltd.	4,290,854	3,433,031
	Lakshmi Machine Works, Ltd.	1,294	52,050
	Larsen & Toubro, Ltd.	2,495,843	30,465,864
	Laurus Labs, Ltd.	49,400	622,143
	LG Balakrishnan & Bros, Ltd.	14,177	43,063
	LIC Housing Finance, Ltd.	2,553,526	8,963,889
*	Linde India, Ltd.	55,381	463,713
	LT Foods, Ltd.	773,314	536,405
	Lupin, Ltd.	2,228,228	27,492,619
	Magma Fincorp, Ltd.	497,745	170,874
	Maharashtra Scooters, Ltd.	8,085	325,507
	Maharashtra Seamless, Ltd.	147,161	387,271
*	Mahindra & Mahindra Financial Services, Ltd.	2,248,372	3,911,814
	Mahindra & Mahindra, Ltd.	6,397,725	52,072,858
*	Mahindra CIE Automotive, Ltd.	216,128	313,863
	Mahindra Lifespace Developers, Ltd.	148,117	419,060
	Maithan Alloys, Ltd.	1,776	10,123
	Majesco, Ltd.	26,238	209,266
	Manappuram Finance, Ltd.	1,632,393	3,470,357
	Marksans Pharma, Ltd.	1,741,434	924,345
	Mastek, Ltd.	81,389	620,410
*	Max India, Ltd.	489,573	449,573
	Meghmani Organics, Ltd.	865,589	689,181
	MOIL, Ltd.	478,127	907,486
	Motherson Sumi Systems, Ltd.	166,081	211,403
	Mphasis, Ltd.	499,677	7,669,802
	MRF, Ltd.	8,542	6,976,526
	Muthoot Finance, Ltd.	619,853	10,519,575
	Natco Pharma, Ltd.	48,703	513,569
	National Aluminium Co., Ltd.	3,836,180	1,683,399
	Nava Bharat Ventures, Ltd.	564,656	347,687
	Navin Fluorine International, Ltd.	7,034	166,261
	NCC, Ltd.	1,726,959	669,024
	NIIT, Ltd.	590,477	763,084
	Nilkamal, Ltd.	46,497	765,580
	NMDC, Ltd.	179,947	202,180
	NOCIL, Ltd.	479,016	674,200
*	Nucleus Software Exports, Ltd.	18,815	74,988
	Oberoi Realty, Ltd.	548,372	2,539,708
	Omaxe, Ltd.	369,930	414,427
	Orient Cement, Ltd.	669,935	574,359
	Parag Milk Foods, Ltd.	137,951	155,541
*	PC Jeweller, Ltd.	1,268,887	253,265
	Persistent Systems, Ltd.	345,807	4,250,022
	Petronet LNG, Ltd.	4,224,900	13,968,134
	Phillips Carbon Black, Ltd.	518,512	664,435
	Piramal Enterprises, Ltd.	838,139	16,517,638
*	PNB Housing Finance, Ltd.	186,149	524,865

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
	PNC Infratech, Ltd.	321,227	$572,716
	Polyplex Corp., Ltd.	101,191	793,308
	Power Finance Corp., Ltd.	5,423,822	5,874,584
	Power Mech Projects, Ltd.	5,273	29,815
	Praj Industries, Ltd.	92,329	73,603
	Prakash Industries, Ltd.	320,153	140,585
	Prestige Estates Projects, Ltd.	647,281	1,686,822
*	Procter & Gamble Health, Ltd.	37,088	2,065,007
	PTC India Financial Services, Ltd.	1,766,742	414,391
	PTC India, Ltd.	1,595,812	1,107,737
*	Punjab National Bank	7,552,412	3,224,935
*	Quess Corp., Ltd.	37,802	184,776
	Quick Heal Technologies, Ltd.	60,811	89,873
	Rain Industries Ltd.	894,188	1,098,156
	Rajesh Exports, Ltd.	628,526	3,834,881
	Rallis India, Ltd.	459,722	1,785,413
	Ramco Industries, Ltd.	121,800	278,175
	Rashtriya Chemicals & Fertilizers, Ltd.	1,269,720	790,168
	Ratnamani Metals & Tubes, Ltd.	3,836	54,109
*	Raymond, Ltd.	222,767	712,613
	RBL Bank, Ltd.	322,994	729,783
	REC, Ltd.	5,951,936	7,976,501
	Redington India, Ltd.	2,413,908	2,923,486
	Reliance Industries, Ltd.	21,815,867	604,176,901
*	Reliance Power, Ltd.	2,934,737	129,284
	Repco Home Finance, Ltd.	309,701	597,072
	Sadbhav Engineering, Ltd.	65,085	37,142
	Sasken Technologies, Ltd.	11,679	84,771
	Sequent Scientific, Ltd.	521,810	853,260
	Seshasayee Paper & Boards, Ltd.	59,795	118,619
	Sharda Cropchem, Ltd.	28,099	109,129
	Shilpa Medicare, Ltd.	4,373	32,667
*	Shipping Corp. of India, Ltd.	1,037,380	746,085
	Shriram City Union Finance, Ltd.	27,860	244,388
	Shriram Transport Finance Co., Ltd.	725,163	6,689,664
	Shriram Transport Finance Co., Ltd.	91,228	844,450
	Sobha, Ltd.	458,373	1,342,793
	Somany Ceramics, Ltd.	14,761	25,256
*	Somany Home Innovation, Ltd.	460,561	441,299
	South Indian Bank, Ltd. (The)	6,491,470	601,251
	SRF, Ltd.	119,589	6,042,725
	Srikalahasthi Pipes, Ltd.	69,809	169,278
	Star Cement, Ltd.	103,512	122,717
*	State Bank of India	7,108,564	18,091,490
	Steel Authority of India, Ltd.	5,836,334	2,668,582
	Strides Pharma Science, Ltd.	525,677	3,064,751
	Sun Pharmaceutical Industries, Ltd.	2,939,332	21,118,089
	Sun TV Network, Ltd.	89,286	461,462
	Sunteck Realty, Ltd.	290,750	718,142
	Surya Roshni, Ltd.	65,033	98,920
	TAKE Solutions, Ltd.	443,751	252,156
	Tata Chemicals, Ltd.	761,327	3,122,701
	Tata Consumer Products, Ltd.	2,235,025	12,765,819
	Tata Metaliks, Ltd.	1,879	12,314
*	Tata Motors, Ltd.	13,776,682	19,166,832
	Tata Steel, Ltd.	2,827,734	13,972,990
	Tech Mahindra, Ltd.	512,811	4,655,565
*	Techno Electric & Engineering Co., Ltd.	51,972	124,258
*	Teledata Marine Solutions, Ltd.	267,258	0

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Texmaco Rail & Engineering, Ltd.	235,895	$82,286
	Thomas Cook India, Ltd.	95,989	37,452
	Tide Water Oil Co India, Ltd.	2,390	135,548
	Time Technoplast, Ltd.	711,471	348,456
	Tinplate Co. of India, Ltd. (The)	263,770	460,855
	Transport Corp. of India, Ltd.	158,123	362,456
	Trident, Ltd.	8,544,349	764,145
	Triveni Engineering & Industries, Ltd.	585,582	424,226
	Tube Investments of India, Ltd.	359,889	2,462,841
	TV Today Network, Ltd.	29,230	79,583
*	TV18 Broadcast, Ltd.	4,504,345	2,010,755
	TVS Srichakra, Ltd.	1,968	37,494
*	UCO Bank	1,814,473	338,587
	Uflex, Ltd.	282,352	998,923
	Unichem Laboratories, Ltd.	233,150	735,341
*	Union Bank of India	1,643,856	636,582
*	Usha Martin, Ltd.	368,127	91,257
*	VA Tech Wabag, Ltd.	117,627	178,995
	Vardhman Textiles, Ltd.	192,968	1,718,612
	Vedanta, Ltd.	17,232,051	26,284,491
	Vedanta, Ltd., ADR	685,842	4,128,771
	Venky's India, Ltd.	538	7,490
	Vindhya Telelinks, Ltd.	23,536	204,776
*	Vodafone Idea, Ltd.	69,135,814	7,733,104
	Welspun Corp., Ltd.	843,940	989,456
	Welspun Enterprises, Ltd.	613,350	459,165
	Welspun India, Ltd.	1,919,926	1,005,087
	West Coast Paper Mills, Ltd.	202,821	465,934
	Wipro, Ltd.	9,688,471	36,214,122
*	Wockhardt, Ltd.	314,858	1,162,666
	Yes Bank, Ltd.	19,922,354	3,208,249
	Zee Entertainment Enterprises, Ltd.	158,265	292,541
	Zensar Technologies, Ltd.	600,668	1,286,236
TOTAL INDIA			1,693,510,843
INDONESIA — (1.9%)
	Adaro Energy Tbk PT	146,201,200	10,935,553
	Adhi Karya Persero Tbk PT	17,258,400	711,816
*	Adi Sarana Armada Tbk PT	717,700	26,480
*	Agung Podomoro Land Tbk PT	29,697,900	239,081
	AKR Corporindo Tbk PT	563,800	111,641
*	Alam Sutera Realty Tbk PT	128,047,500	1,080,898
	Aneka Tambang Tbk	63,564,277	3,186,668
	Asahimas Flat Glass Tbk PT	3,585,800	666,427
	Astra Agro Lestari Tbk PT	4,272,367	2,849,364
	Astra International Tbk PT	13,165,400	4,637,690
*	Astrindo Nusantara Infrastructure Tbk PT	97,379,100	333,490
*	Bakrie Telecom Tbk PT	160,430,200	103,016
*	Bank Bukopin Tbk	68,805,706	842,507
	Bank Danamon Indonesia Tbk PT	22,089,954	4,157,870
	Bank Mandiri Persero Tbk PT	113,836,762	45,244,395
	Bank Negara Indonesia Persero Tbk PT	48,562,441	15,352,792
*	Bank Pan Indonesia Tbk PT	87,816,401	4,854,690
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	24,303,900	1,558,335
	Bank Pembangunan Daerah Jawa Timur Tbk PT	30,844,600	1,161,280
*	Bank Permata Tbk PT	18,304,600	1,594,327
	Bank Tabungan Negara Persero Tbk PT	31,944,827	2,787,277
*	Barito Pacific Tbk PT	106,597,900	6,974,647
*	Bekasi Fajar Industrial Estate Tbk PT	36,786,700	311,848

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	BISI International Tbk PT	13,664,300	$785,708
	Blue Bird Tbk PT	241,300	18,437
*	Buana Lintas Lautan Tbk PT	29,766,000	659,820
	Bukit Asam Tbk PT	22,735,900	3,179,367
*	Bumi Serpong Damai Tbk PT	58,038,000	2,756,167
	Ciputra Development Tbk PT	99,571,378	4,483,212
*	City Retail Developments Tbk PT	1,000,000	10,107
	Davomas Abadi Tbk PT	54,906,800	0
*	Delta Dunia Makmur Tbk PT	46,787,500	833,815
*	Eagle High Plantations Tbk PT	65,833,200	539,456
	Elnusa Tbk PT	36,504,200	569,703
*	Erajaya Swasembada Tbk PT	12,555,000	1,263,781
*	Gajah Tunggal Tbk PT	19,603,000	726,538
*	Garuda Indonesia Persero Tbk PT	32,776,381	546,813
*	Global Mediacom Tbk PT	76,099,000	1,113,521
*	Hanson International Tbk PT	37,319,300	95,854
*	Harum Energy Tbk PT	4,640,100	375,901
	Hexindo Adiperkasa Tbk PT	646,644	149,916
	Indah Kiat Pulp & Paper Corp. Tbk PT	30,643,200	16,442,779
	Indika Energy Tbk PT	15,082,700	1,016,383
	Indo Tambangraya Megah Tbk PT	3,983,500	2,167,992
	Indofood Sukses Makmur Tbk PT	44,830,000	19,869,203
	Indo-Rama Synthetics Tbk PT	180,100	29,596
*	Intiland Development Tbk PT	77,874,200	951,279
	Japfa Comfeed Indonesia Tbk PT	39,345,050	2,871,601
	Jaya Real Property Tbk PT	86,056,600	2,433,056
*	Kawasan Industri Jababeka Tbk PT	234,668,956	2,541,851
	KMI Wire & Cable Tbk PT	15,914,400	415,074
*	Krakatau Steel Persero Tbk PT	444,300	11,587
*	Lippo Cikarang Tbk PT	17,077,810	957,603
*	Lippo Karawaci Tbk PT	487,821,162	4,603,908
	Malindo Feedmill Tbk PT	9,240,100	388,612
*	Medco Energi Internasional Tbk PT	56,860,366	1,821,244
	Media Nusantara Citra Tbk PT	44,469,500	2,500,959
	Metrodata Electronics Tbk PT	7,574,250	747,797
*	MNC Investama Tbk PT	273,745,600	937,495
*	Modernland Realty Tbk PT	35,611,900	126,389
*	Multipolar Tbk PT	3,650,200	13,018
	Pabrik Kertas Tjiwi Kimia Tbk PT	3,315,100	1,538,887
	Pan Brothers Tbk PT	35,755,950	610,794
*	Panin Financial Tbk PT	122,766,300	1,558,527
*	Paninvest Tbk PT	18,973,700	950,431
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	26,617,884	1,812,642
	PP Persero Tbk PT	28,295,600	1,896,735
	Ramayana Lestari Sentosa Tbk PT	18,763,600	724,560
*	Salim Ivomas Pratama Tbk PT	28,873,900	636,083
*	Sampoerna Agro Tbk PT	11,192,141	1,372,239
	Semen Indonesia Persero Tbk PT	16,893,700	10,710,640
*	Sentul City Tbk PT	150,614,700	515,888
*	Siloam International Hospitals Tbk PT	1,781,100	575,151
	Sinar Mas Agro Resources & Technology Tbk PT	7,450,200	1,532,496
	Sri Rejeki Isman Tbk PT	115,785,100	1,562,264
	Summarecon Agung Tbk PT	5,342,900	220,700
*	Surya Esa Perkasa Tbk PT	13,264,400	140,511
	Surya Semesta Internusa Tbk PT	40,624,400	1,049,934
*	Suryainti Permata Tbk PT	17,378,000	0
	Tempo Scan Pacific Tbk PT	917,400	86,972
*	Tiga Pilar Sejahtera Food Tbk	41,727,122	90,028
*	Timah Tbk PT	22,761,260	1,190,990

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Tiphone Mobile Indonesia Tbk PT	6,628,800	$54,937
*	Trada Alam Minera Tbk PT	188,544,700	484,276
	Trias Sentosa Tbk PT	336,500	8,913
*	Truba Alam Manuggal Engineering PT	129,244,500	0
	Tunas Baru Lampung Tbk PT	23,583,200	1,183,373
	Tunas Ridean Tbk PT	33,526,600	3,202,579
	Ultrajaya Milk Industry & Trading Co. Tbk PT	7,483,700	833,429
	Unggul Indah Cahaya Tbk PT	288,335	73,368
	United Tractors Tbk PT	16,032,000	23,495,163
*	Vale Indonesia Tbk PT	14,119,900	3,327,982
	Waskita Beton Precast Tbk PT	93,947,500	1,280,517
	Waskita Karya Persero Tbk PT	39,682,200	1,707,238
	Wijaya Karya Bangunan Gedung Tbk PT	6,598,700	88,078
	Wijaya Karya Beton Tbk PT	32,986,300	620,801
	Wijaya Karya Persero Tbk PT	28,189,700	2,304,737
	XL Axiata Tbk PT	35,811,300	6,152,737
TOTAL INDONESIA			262,272,234
MALAYSIA — (2.2%)
	Aeon Co. M Bhd	2,308,900	461,443
*	AFFIN Bank Bhd	9,345,218	3,563,061
#*	AirAsia Group Bhd	17,029,500	2,584,227
	Alliance Bank Malaysia Bhd	10,465,100	5,294,161
	Allianz Malaysia Bhd	84,800	268,112
	AMMB Holdings Bhd	17,137,862	11,740,802
*	Ann Joo Resources Bhd	932,600	152,196
	APM Automotive Holdings Bhd	127,800	50,523
	Batu Kawan Bhd	1,800,650	6,504,028
*	Berjaya Assets Bhd	604,700	39,104
*	Berjaya Corp. Bhd	29,738,378	1,501,010
#*	Berjaya Land Bhd	9,490,900	425,906
	BIMB Holdings Bhd	1,122,607	904,631
*	Boustead Holdings Bhd	3,917,491	585,151
#	Boustead Plantations Bhd	3,159,100	283,702
*	Bumi Armada Bhd	26,486,000	1,421,342
*	Cahya Mata Sarawak Bhd	1,105,000	451,570
	Can-One Bhd	47,600	28,395
#	CB Industrial Product Holding Bhd	1,536,600	324,628
	Chin Teck Plantations BHD	266,500	377,569
	CIMB Group Holdings Bhd	44,418,382	37,694,068
	CSC Steel Holdings Bhd	821,256	164,283
*	Cypark Resources Bhd	822,350	181,431
	Dagang NeXchange Bhd	404,500	23,940
	DRB-Hicom Bhd	8,763,900	3,957,147
	Eastern & Oriental Bhd	5,366,213	511,618
*	Eco World Development Group Bhd	5,003,200	516,047
#	Ekovest BHD	12,731,400	1,542,959
	FAR East Holdings BHD	57,360	35,072
	FGV Holdings Bhd	13,988,900	3,975,441
#	Gabungan AQRS Bhd	2,832,474	567,794
	Gadang Holdings Bhd	4,666,200	484,463
	Gamuda Bhd	11,285,833	9,505,735
#	Genting Bhd	15,838,400	14,371,320
	Genting Malaysia Bhd	18,442,500	9,944,544
#	George Kent Malaysia Bhd	3,023,300	486,754
	Glomac Bhd	1,597,890	105,285
	GuocoLand Malaysia Bhd	974,880	113,747
	HAP Seng Consolidated Bhd	2,450,482	5,180,139
	Hap Seng Plantations Holdings Bhd	1,131,800	432,686

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#*	Hengyuan Refining Co. Bhd	1,119,400	$798,801
	HeveaBoard Bhd	2,153,300	209,065
	Hiap Teck Venture Bhd	8,346,100	309,024
#	Hong Leong Financial Group Bhd	2,572,334	8,208,574
	Hong Leong Industries Bhd	129,100	240,939
	IGB Bhd	2,488,008	1,567,659
	IJM Corp. Bhd	22,664,318	8,576,638
#	Insas Bhd	3,760,100	702,055
#	IOI Properties Group Bhd	7,421,625	1,621,159
#*	Iskandar Waterfront City Bhd	1,951,300	281,496
#*	JAKS Resources Bhd	3,841,300	703,200
*	Jaya Tiasa Holdings Bhd	4,413,433	622,183
	Keck Seng Malaysia Bhd	1,817,400	1,626,887
#*	KNM Group Bhd	20,095,890	1,052,418
#*	KSL Holdings Bhd	4,488,851	595,960
	Kumpulan Fima BHD	825,100	314,724
	Land & General Bhd	16,959,720	423,553
*	Landmarks Bhd	159,608	9,222
	LBS Bina Group Bhd	6,652,234	563,959
	Lotte Chemical Titan Holding Bhd	856,500	406,868
	Magnum Bhd	5,994,500	3,013,603
#	Mah Sing Group Bhd	11,750,062	1,812,605
	Malayan Banking Bhd	14,744,471	26,692,702
	Malayan Flour Mills Bhd	5,868,075	750,225
	Malaysia Airports Holdings Bhd	476,154	594,871
	Malaysia Building Society Bhd	14,451,491	1,827,769
	Malaysian Pacific Industries Bhd	177,675	552,151
	Malaysian Resources Corp. Bhd	18,458,100	2,445,476
	Matrix Concepts Holdings Bhd	794,700	317,172
	MBM Resources BHD	1,213,903	885,293
	Mega First Corp. Bhd	340,600	539,259
	MISC Bhd	7,196,504	13,397,044
	MKH Bhd	3,403,578	1,045,032
#	MMC Corp. Bhd	4,427,780	740,958
	MNRB Holdings Bhd	2,858,279	561,990
*	MPHB Capital Bhd	178,400	34,117
	Muda Holdings Bhd	1,439,500	562,835
	Muhibbah Engineering M Bhd	3,020,100	609,083
*	Mulpha International Bhd	1,316,160	457,220
*	OCK Group Bhd	131,800	16,113
	Oriental Holdings BHD	2,982,979	3,758,890
	OSK Holdings Bhd	9,965,006	1,835,923
	Panasonic Manufacturing Malaysia Bhd	143,480	1,047,686
	Pantech Group Holdings Bhd	3,517,094	304,115
	Paramount Corp. Bhd	2,453,655	485,182
	Petron Malaysia Refining & Marketing Bhd	247,800	218,651
	Pos Malaysia Bhd	1,980,500	462,468
	PPB Group Bhd	3,103,139	14,443,983
	RHB Bank Bhd	13,176,700	15,603,133
#*	Sapura Energy Bhd	39,709,700	901,972
#	Sarawak Oil Palms Bhd	694,467	587,213
	Shangri-La Hotels Malaysia Bhd	410,000	401,981
	Sime Darby Bhd	21,654,600	11,130,878
	Sime Darby Property Bhd	7,330,900	1,081,074
	SP Setia Bhd Group	9,325,073	1,703,491
*	Sumatec Resources Bhd	2,855,100	1,279
	Sunway Bhd	11,146,486	3,557,114
	Suria Capital Holdings Bhd	989,280	219,934
	Ta Ann Holdings Bhd	2,441,126	1,638,585

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	TA Enterprise Bhd	13,332,400	$1,922,639
#	TA Global Bhd	11,807,080	738,867
	Tan Chong Motor Holdings Bhd	1,956,500	476,374
	TIME dotCom Bhd	1,159,280	2,985,382
*	Tropicana Corp. Bhd	6,431,210	1,365,859
*	Tune Protect Group Bhd	2,001,800	129,946
	UEM Edgenta Bhd	1,204,400	636,702
#*	UEM Sunrise Bhd	16,251,145	1,637,763
	United Malacca Bhd	941,000	1,013,627
	UOA Development Bhd	8,263,900	3,004,664
*	Velesto Energy Bhd	18,780,227	627,330
*	Vivocom International Holdings Bhd	3,725,667	26,369
*	Vizione Holdings Bhd	1,658,571	152,454
	VS Industry Bhd	14,058,500	4,643,135
	Wah Seong Corp. Bhd	2,371,280	277,451
#*	WCT Holdings Bhd	7,004,818	777,229
	Yinson Holdings Bhd	91,900	136,185
*	YNH Property Bhd	3,627,350	2,348,106
	YTL Corp. Bhd	50,776,611	9,356,680
TOTAL MALAYSIA			304,086,250
MEXICO — (2.4%)
	ALEATICA S.A.B. de C.V.	21,226	19,266
#	Alfa S.A.B. de C.V., Class A	27,925,067	15,157,709
#	Alpek S.A.B. de C.V.	3,598,872	2,813,767
#	Arca Continental S.A.B. de C.V.	1,893,064	9,498,069
#*	Banco del Bajio SA	1,357,098	1,048,847
#	Becle S.A.B. de C.V.	844,717	1,725,872
*	Bio Pappel S.A.B. de C.V.	92,345	66,391
#	Cemex S.A.B. de C.V.	8,135,155	2,493,002
	Cemex S.A.B. de C.V., Sponsored ADR	6,811,714	20,843,843
	Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR	73,690	3,050,029
#	Coca-Cola Femsa S.A.B. de C.V.	1,044,400	4,338,566
#*	Consorcio ARA S.A.B. de C.V.	5,621,654	679,499
*	Corp Interamericana de Entretenimiento S.A.B. de C.V., Class B	1,487,738	305,169
	Corp. Actinver S.A.B. de C.V.	89,268	36,100
	Corpovael S.A. de C.V.	800	244
*	Credito Real S.A.B. de C.V. SOFOM ER	1,447,650	828,715
	Cydsa S.A.B. de C.V.	5,874	5,120
	Dine S.A.B. de C.V.	1,027,267	519,288
#	El Puerto de Liverpool S.A.B. de C.V.	827,672	2,022,041
	Fomento Economico Mexicano S.A.B. de C.V., Sponsored ADR	185,791	11,428,004
#*	Genomma Lab Internacional S.A.B. de C.V., Class B	1,267,097	1,348,230
*	Gentera S.A.B. de C.V.	1,801,797	631,499
*	Grupo Aeromexico S.A.B. de C.V.	1,738,079	378,777
#	Grupo Carso S.A.B. de C.V.	4,434,664	8,767,702
#	Grupo Cementos de Chihuahua S.A.B. de C.V.	1,434,850	6,814,812
#	Grupo Comercial Chedraui S.A. de C.V.	3,036,591	3,568,046
	Grupo Elektra S.A.B. de C.V.	222,969	11,942,442
*	Grupo Famsa S.A.B. de C.V., Class A	206,618	6,777
#	Grupo Financiero Banorte S.A.B. de C.V., Class O	15,914,545	57,000,603
#*	Grupo Financiero Inbursa S.A.B. de C.V., Class O	12,458,597	8,984,969
#*	Grupo Gigante S.A.B. de C.V.	471,076	541,774
	Grupo Herdez S.A.B. de C.V.	475,401	724,156
*	Grupo Industrial Saltillo S.A.B. de C.V.	1,352,696	971,291
	Grupo KUO S.A.B. de C.V., Class B	2,015,792	4,527,946
#	Grupo Mexico S.A.B. de C.V., Class B	30,343,732	76,858,062
*	Grupo Pochteca S.A.B. de C.V.	67,810	20,567
*	Grupo Posadas S.A.B. de C.V.	326,935	315,844

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
MEXICO — (Continued)
*	Grupo Qumma S.A. de C.V., Class B	5,301	$0
#	Grupo Rotoplas S.A.B. de C.V.	190,853	127,607
	Grupo Sanborns S.A.B. de C.V.	1,389,018	1,220,189
#	Grupo Simec S.A.B. de C.V., Class B	845,211	1,772,076
*	Grupo Sports World S.A.B. de C.V.	293,561	161,719
*	Grupo Televisa S.A.B., Sponsored ADR	680,759	3,805,443
*	Grupo Televisa S.A.B.	2,296,479	2,575,606
*	Hoteles City Express S.A.B. de C.V.	399,511	97,836
	Industrias Bachoco S.A.B. de C.V., Sponsored ADR	22,675	813,352
	Industrias Bachoco S.A.B. de C.V., Class B	1,383,244	4,077,322
	Industrias CH S.A.B. de C.V., Class B	1,904,323	7,401,660
#	Industrias Penoles S.A.B. de C.V.	526,545	7,853,340
#	La Comer S.A.B. de C.V.	4,562,784	7,214,755
*	Medica Sur S.A.B. de C.V., Class B	1,000	705
#*	Minera Frisco S.A.B. de C.V.	3,406,833	375,050
*	Minera Frisco S.A.B. de C.V., Class A1	5,704,431	1,025,285
#	Nemak S.A.B. de C.V.	3,783,340	885,698
#	Orbia Advance Corp. S.A.B. de C.V.	9,109,203	14,444,564
#*	Organizacion Cultiba S.A.B. de C.V.	157,421	79,612
#	Organizacion Soriana S.A.B. de C.V., Class B	13,960,118	10,174,483
#*	Promotora y Operadora de Infraestructura S.A.B. de C.V.	392,215	2,875,127
	Qualitas Controladora S.A.B. de C.V.	324,005	1,311,307
	TV Azteca S.A.B. de C.V.	3,507,470	49,803
#*	Unifin Financiera S.A.B. de C.V.	485,048	391,874
*	Vitro S.A.B. de C.V., Class A	1,289,147	1,349,680
TOTAL MEXICO			330,367,131
PHILIPPINES — (0.9%)
	ACR Mining Corp.	105,455	7,202
*	Alliance Global Group, Inc.	32,636,506	3,792,294
	Alsons Consolidated Resources, Inc.	13,600,000	327,963
*	Altus Property Ventures, Inc.	459,149	133,604
*	Apex Mining Co., Inc.	2,152,000	64,358
*	Atlas Consolidated Mining & Development Corp.	5,118,500	281,289
	Ayala Corp.	40,180	597,033
	Bank of the Philippine Islands	3,754,753	5,214,192
	BDO Unibank, Inc.	12,739,888	22,783,124
	Belle Corp.	4,041,000	112,674
	Cebu Air, Inc.	2,051,720	1,574,658
*	CEMEX Holdings Philippines, Inc.	30,758,719	557,944
	Century Properties Group, Inc.	24,226,400	177,488
	China Banking Corp.	8,711,132	3,547,193
	Cosco Capital, Inc.	17,924,000	1,785,547
	DMCI Holdings, Inc.	6,362,900	461,638
*	East West Banking Corp.	4,724,700	696,853
*	EEI Corp.	2,496,900	253,829
	Emperador, Inc.	1,145,300	212,094
*	Empire East Land Holdings, Inc.	4,359,000	21,942
*	Export & Industry Bank, Inc., Class A	14,950	0
	Filinvest Development Corp.	384,400	67,952
	Filinvest Land, Inc.	104,651,031	1,854,787
	First Philippine Holdings Corp.	3,509,620	4,269,201
	Fwbc Holdings, Inc.	5,471,786	0
*	Global Ferronickel Holdings, Inc.	13,281,116	299,465
	GT Capital Holdings, Inc.	437,167	3,921,507
*	Integrated Micro-Electronics, Inc.	2,190,100	207,089
	JG Summit Holdings, Inc.	14,396,660	18,336,509
	Lopez Holdings Corp.	21,106,500	1,006,939
	LT Group, Inc.	14,355,400	2,199,624

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Megaworld Corp.	78,735,300	$4,817,343
	Metropolitan Bank & Trust Co.	10,857,492	7,583,030
*	Mondragon International Philippines, Inc.	2,464,000	0
	Nickel Asia Corp.	17,474,940	924,731
	Petron Corp.	23,286,900	1,474,495
	Philex Mining Corp.	4,679,000	306,370
*	Philippine National Bank	4,062,585	1,639,068
*	Philippine National Construction Corp.	398,900	7,459
	Philippine Savings Bank	1,990,149	1,943,169
	Philippine Townships, Inc.	226,200	0
	Philtown Properties, Inc.	6,701	0
	Phoenix Petroleum Philippines, Inc.	1,432,600	332,205
*	Pilipinas Shell Petroleum Corp.	184,030	65,426
	Premium Leisure Corp.	6,804,000	41,545
	RFM Corp.	762,400	68,090
	Rizal Commercial Banking Corp.	5,919,306	1,918,877
	Robinsons Land Corp.	30,074,008	9,448,226
	Robinsons Retail Holdings, Inc.	380,990	477,941
	San Miguel Corp.	5,870,436	11,851,727
	San Miguel Food and Beverage, Inc.	76,430	100,990
	Security Bank Corp.	1,763,824	3,312,449
	SSI Group, Inc.	8,624,000	184,868
	STI Education Systems Holdings, Inc.	3,526,000	20,775
*	Top Frontier Investment Holdings, Inc.	626,212	1,563,221
	Union Bank of the Philippines	4,147,379	4,466,284
	Vista Land & Lifescapes, Inc.	56,918,568	3,616,246
TOTAL PHILIPPINES			130,930,527
POLAND — (0.9%)
*	Agora SA	313,582	628,769
#*	Alior Bank SA	503,993	1,971,478
*	Amica SA	5,928	235,033
	Bank Handlowy w Warszawie SA	15,770	154,234
#*	Bank Millennium SA	2,360,325	1,805,459
*	Boryszew SA	283,585	273,482
#*	Ciech SA	148,017	1,214,378
	Cyfrowy Polsat SA	531,408	3,948,542
*	Develia SA	1,367,099	703,393
*	Enea SA	2,083,049	3,951,188
	Firma Oponiarska Debica SA	26,838	556,580
*	Getin Noble Bank SA	948,327	57,924
*	Grupa Azoty SA	237,054	1,805,099
	Grupa Kety SA	36,065	4,200,176
#	Grupa Lotos SA	518,938	6,705,010
#	Jastrzebska Spolka Weglowa SA	175,136	774,139
	Kernel Holding SA	484,032	5,108,020
#*	KGHM Polska Miedz SA	975,831	32,852,166
*	Lubelski Wegiel Bogdanka SA	52,381	277,928
#*	mBank SA	33,848	1,684,559
*	Netia SA	1,270,932	1,487,772
#*	PGE Polska Grupa Energetyczna SA	4,748,887	8,354,851
#	PKP Cargo SA	109,382	378,367
#	Polski Koncern Naftowy Orlen SA	2,472,231	35,201,282
#*	Powszechna Kasa Oszczednosci Bank Polski SA	414,731	2,402,012
	Stalexport Autostrady SA	189,773	149,634
#*	Tauron Polska Energia SA	8,111,657	5,615,198
TOTAL POLAND			122,496,673

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
QATAR — (0.1%)
	Commercial Bank PSQC (The)	711,923	$805,268
	Aamal Co.	2,463,895	517,912
	Al Khaleej Takaful Group QSC	320,781	160,164
	Al Khalij Commercial Bank PQSC	129,438	54,999
	Barwa Real Estate Co.	1,085,621	941,403
*	Doha Bank QPSC	19,376	12,677
*	Gulf International Services QSC	245,095	112,983
	Gulf Warehousing Co.	24,539	35,032
	Industries Qatar QSC	429,186	920,950
*	Mazaya Qatar Real Estate Development QSC	2,127,987	510,717
	Medicare Group	5,818	11,693
	Mesaieed Petrochemical Holding Co.	1,797,220	1,024,117
	National Leasing	262,403	64,963
	Ooredoo QPSC	253,469	469,426
	Qatar Fuel QSC	242,806	1,081,382
	Qatar Insurance Co. SAQ	508,574	278,044
	Qatar National Cement Co. QSC	71,608	71,918
*	Salam International Investment, Ltd. QSC	3,907,068	488,554
	United Development Co. QSC	2,936,833	929,017
	Vodafone Qatar QSC	731,092	256,411
TOTAL QATAR			8,747,630
RUSSIA — (1.6%)
	Etalon Group P.L.C., GDR	88,415	129,086
	Gazprom PJSC, Sponsored ADR	15,249,238	73,716,723
	Gazprom PJSC, Sponsored ADR	18,140	88,886
	LSR Group PJSC, GDR	12,506	23,761
	Lukoil PJSC, Sponsored ADR	1,763,620	119,635,803
	Magnitogorsk Iron & Steel Works PJSC, GDR	305,619	2,130,030
	Rosneft Oil Co. PJSC, GDR	2,989,971	14,166,483
	RusHydro PJSC, ADR	5,581,793	5,579,711
	VTB Bank PJSC, GDR	5,770,267	5,712,564
TOTAL RUSSIA			221,183,047
SAUDI ARABIA — (0.9%)
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	86,920	327,374
	Al Babtain Power & Telecommunication Co.	94,505	604,360
	Al Etihad Cooperative Insurance Co.	84,878	362,241
	Al Jouf Agricultural Development Co.	112,566	875,434
*	Al Jouf Cement Co.	409,163	998,231
	Al Khaleej Training and Education Co.	110,232	445,599
*	Al Yamamah Steel Industries Co.	125,926	636,841
*	AlAbdullatif Industrial Investment Co.	91,185	261,365
*	Alinma Bank	3,897,120	15,162,908
	Arab National Bank	252,648	1,310,733
	Arabian Cement Co.	260,464	2,069,201
	Arabian Pipes Co.	114,821	379,667
*	Arabian Shield Cooperative Insurance Co.	101,841	462,651
	Arriyadh Development Co.	471,122	1,911,808
*	Aseer Trading Tourism & Manufacturing Co.	287,913	857,875
*	Astra Industrial Group	154,378	835,443
	Bank Al-Jazira	2,131,386	6,774,279
	Banque Saudi Fransi	328,426	2,625,143
*	Basic Chemical Industries, Ltd.	52,815	342,256
*	Bawan Co.	141,380	516,337
*	City Cement Co.	723,224	3,347,801
*	Dar Al Arkan Real Estate Development Co.	5,222,967	10,094,924
	Dur Hospitality Co.	57,258	398,208

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Eastern Province Cement Co.	157,454	$1,440,574
*	Electrical Industries Co.	43,282	176,695
*	Emaar Economic City	60,500	114,619
*	Etihad Etisalat Co.	602,763	4,340,939
*	Fawaz Abdulaziz Al Hokair & Co.	205,690	1,045,744
	Fitaihi Holding Group	64,576	194,972
*	Hail Cement Co.	370,993	1,318,476
*	Jazan Energy and Development Co.	177,995	605,941
*	Methanol Chemicals Co.	346,916	693,126
*	Middle East Paper Co.	132,522	516,783
*	Mobile Telecommunications Co. Saudi Arabia	106,285	321,547
*	Najran Cement Co.	483,225	1,530,334
*	Nama Chemicals Co.	80,762	428,932
*	National Co., for Glass Manufacturing (The)	76,533	436,442
	National Gypsum	89,974	405,169
*	National Industrialization Co.	29,000	80,131
	National Petrochemical Co.	47,575	304,925
*	Northern Region Cement Co.	407,162	1,095,321
*	Rabigh Refining & Petrochemical Co.	643,432	2,180,180
*	Red Sea International Co.	92,632	374,745
	Riyad Bank	461,137	2,082,887
	Sahara International Petrochemical Co.	1,329,608	5,126,954
	Samba Financial Group	883,401	6,085,021
*	Saudi Arabian Mining Co.	218,637	2,123,768
	Saudi Basic Industries Corp.	335,456	7,939,505
	Saudi British Bank (The)	406,269	2,622,025
*	Saudi Ceramic Co.	161,820	1,632,024
*	Saudi Chemical Co., Holding.	157,470	1,041,179
	Saudi Industrial Investment Group	210,547	1,029,989
	Saudi Industrial Services Co.	166,387	959,482
*	Saudi Investment Bank (The)	68,193	241,719
*	Saudi Kayan Petrochemical Co.	1,969,222	4,256,566
*	Saudi Printing & Packaging Co.	128,220	497,544
*	Saudi Public Transport Co.	352,900	1,459,980
*	Saudi Re for Cooperative Reinsurance Co.	183,037	443,218
	Seera Group Holding	1,081,648	4,779,532
*	Tabuk Cement Co.	289,936	1,032,508
*	Takween Advanced Industries Co.	196,784	417,314
	Umm Al-Qura Cement Co.	59,809	387,082
	Yamama Cement Co.	413,192	2,639,734
	Yanbu Cement Co.	334,630	2,791,369
*	Zamil Industrial Investment Co.	20,849	90,465
TOTAL SAUDI ARABIA			118,886,139
SOUTH AFRICA — (4.4%)
	Absa Group, Ltd.	4,732,403	21,932,418
	Adcock Ingram Holdings, Ltd.	34,991	89,820
	Adcorp Holdings, Ltd.	824,595	135,072
	Advtech, Ltd.	99,684	43,259
#	AECI, Ltd.	1,539,583	7,779,526
	African Oxygen, Ltd.	164,182	167,481
	African Rainbow Minerals, Ltd.	979,670	11,184,886
	Alexander Forbes Group Holdings, Ltd.	6,853,721	1,299,853
	Allied Electronics Corp., Ltd., Class A	134,145	157,588
	Alviva Holdings, Ltd.	1,047,636	338,827
	Anglo American Platinum, Ltd.	25,427	1,951,857
	AngloGold Ashanti, Ltd.	30,611	998,650
	AngloGold Ashanti, Ltd., Sponsored ADR	2,035,733	65,530,245
*	Aspen Pharmacare Holdings, Ltd.	1,830,515	14,161,373

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Astral Foods, Ltd.	134,124	$1,079,513
#	Barloworld, Ltd.	2,450,358	9,451,420
	Bidvest Group, Ltd. (The)	30,462	235,141
*	Blue Label Telecoms, Ltd.	3,617,676	581,393
#*	Brait SE	6,805,838	1,099,704
	Caxton and CTP Publishers and Printers, Ltd.	2,009,480	475,194
	DataTec, Ltd.	4,112,887	5,429,379
#	Discovery, Ltd.	598,548	3,892,115
	Distell Group Holdings, Ltd.	4,637	18,439
#	DRDGOLD, Ltd.	3,096,527	4,607,445
*	enX Group, Ltd.	64,217	18,836
	Evraz Highveld Steel And Vanad	120,337	0
	Exxaro Resources, Ltd.	1,497,241	11,811,264
	FirstRand, Ltd.	264,993	603,537
	Foschini Group, Ltd. (The)	53,229	218,392
#	Gold Fields, Ltd., Sponsored ADR	7,101,766	92,962,117
*	Grindrod Shipping Holdings, Ltd.	80,800	247,954
	Grindrod, Ltd.	5,332,427	1,147,925
*	Harmony Gold Mining Co., Ltd.	1,224,659	7,910,274
	Hudaco Industries, Ltd.	176,398	727,048
#	Impala Platinum Holdings, Ltd.	4,545,956	40,581,843
	Imperial Logistics, Ltd.	1,698,538	3,304,525
	Investec, Ltd.	1,882,982	3,686,091
*	JCI, Ltd.	10,677,339	0
	KAP Industrial Holdings, Ltd.	10,187,856	1,541,147
	Kumba Iron Ore, Ltd.	135,811	4,391,842
	Lewis Group, Ltd.	1,290,239	1,053,852
	Liberty Holdings, Ltd.	1,235,233	5,004,242
	Life Healthcare Group Holdings, Ltd.	3,293,194	3,360,594
*	Long4Life, Ltd.	1,383,403	250,744
#*	Massmart Holdings, Ltd.	44,183	50,736
	Merafe Resources, Ltd.	12,308,892	325,868
*	Metair Investments, Ltd.	1,682,205	1,784,712
	Momentum Metropolitan Holdings	10,939,810	10,643,911
#*	Motus Holdings Ltd.	258,290	427,470
	Mpact, Ltd.	2,504,333	1,164,033
#	MTN Group, Ltd.	18,791,045	65,725,715
	Murray & Roberts Holdings, Ltd.	6,789,779	2,291,443
*	Nampak, Ltd.	5,220,245	358,583
#	Nedbank Group, Ltd.	2,324,073	14,263,816
*	Ninety One, Ltd.	941,491	2,737,673
	Oceana Group, Ltd.	118,408	497,680
	Old Mutual, Ltd.	20,508,346	13,771,161
*	Omnia Holdings, Ltd.	1,738,736	2,772,327
*	Peregrine Holdings, Ltd.	1,594,063	1,879,297
*	PPC, Ltd.	10,395,993	471,926
	Raubex Group, Ltd.	2,114,252	3,124,707
	RCL Foods, Ltd.	159,113	85,703
	Reunert, Ltd.	1,319,511	2,400,949
	RFG Holdings, Ltd.	23,326	18,532
*	Royal Bafokeng Platinum, Ltd.	589,877	1,743,934
	Sanlam, Ltd.	39,807	140,873
#*	Sappi, Ltd.	5,814,109	8,343,485
#*	Sasol, Ltd.	2,746,377	22,200,711
*	Sibanye Stillwater, Ltd.	5,741,777	16,242,296
*	Sibanye Stillwater, Ltd., ADR	2,189,945	24,614,975
	Standard Bank Group, Ltd.	9,692,903	61,646,045
#*	Steinhoff International Holdings NV	21,492,655	1,261,355
*	Super Group, Ltd.	4,175,851	4,626,093

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
#	Telkom SA SOC, Ltd.	3,122,734	$5,324,159
*	Tongaat Hulett, Ltd.	1,413,327	375,469
	Trencor, Ltd.	1,350,795	396,109
	Truworths International, Ltd.	419,107	803,282
	Tsogo Sun Gaming, Ltd.	2,917,390	549,197
	Wilson Bayly Holmes-Ovcon, Ltd.	587,107	3,840,699
TOTAL SOUTH AFRICA			608,367,749
SOUTH KOREA — (12.2%)
*	Actoz Soft Co., Ltd.	3,138	30,791
#	Aekyung Petrochemical Co., Ltd.	116,514	667,313
#	AJ Networks Co., Ltd.	69,115	185,281
#*	Ajin Industrial Co., Ltd.	303,487	682,243
	Aju Capital Co., Ltd.	6,451	62,067
	AK Holdings, Inc.	33,833	514,259
*	ALUKO Co., Ltd.	37,695	64,139
#	Asia Cement Co., Ltd.	15,624	776,579
	ASIA Holdings Co., Ltd.	8,724	546,194
	Asia Paper Manufacturing Co., Ltd.	45,360	1,099,330
	AUK Corp.	227,388	484,394
#	Aurora World Corp.	19,282	148,879
	Austem Co., Ltd.	168,354	342,939
	Avaco Co., Ltd.	53,567	324,611
	BGF Co., Ltd.	276,441	977,453
	Bixolon Co., Ltd.	27,536	105,729
*	Bluecom Co., Ltd.	68,876	485,756
	BNK Financial Group, Inc.	2,233,750	9,654,808
	Bookook Securities Co., Ltd.	31,589	503,885
	Busan City Gas Co., Ltd.	1,660	50,821
	BYC Co., Ltd.	752	129,643
#*	Byucksan Corp.	349,066	522,230
*	Capro Corp.	322,860	703,894
	Chinyang Holdings Corp.	83,349	167,111
#	Chosun Refractories Co., Ltd.	10,946	670,969
	CJ CheilJedang Corp.	60,575	19,654,694
	CJ Corp.	168,643	11,676,083
	Cosmax BTI, Inc.	31,886	590,430
	CROWNHAITAI Holdings Co., Ltd.	46,855	328,172
	Cuckoo Holdings Co., Ltd.	391	26,341
	D.I Corp.	219,086	779,416
#	Dae Dong Industrial Co., Ltd.	158,131	1,026,496
	Dae Han Flour Mills Co., Ltd.	10,182	1,417,883
	Dae Hyun Co., Ltd.	253,398	381,651
	Dae Won Kang Up Co., Ltd.	317,628	821,182
#*	Dae Young Packaging Co., Ltd.	454,168	404,856
#	Daechang Co., Ltd.	318,178	316,970
	Daechang Forging Co., Ltd.	5,125	113,845
	Daeduck Co., Ltd.	146,390	844,172
*	Daeduck Electronics Co., Ltd.	253,031	2,973,336
	Daehan Steel Co., Ltd.	105,582	570,869
*	Dae-Il Corp.	16,736	24,095
	Daekyo Co., Ltd.	162,385	547,135
	Daelim B&Co Co., Ltd.	7,997	34,336
	Daelim Construction Co., Ltd.	6,643	152,748
	Daelim Industrial Co., Ltd.	357,280	25,130,284
	Daesang Corp.	231,465	4,960,487
	Daesang Holdings Co., Ltd.	136,388	961,565
	Daewon San Up Co., Ltd.	61,406	255,658
*	Daewoo Engineering & Construction Co., Ltd.	2,045,684	6,003,252

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	319,791	$6,371,282
*	Dahaam E-Tec Co., Ltd.	3,535	65,276
	Daihan Pharmaceutical Co., Ltd.	5,749	144,096
	Daishin Securities Co., Ltd.	316,410	2,755,324
	Daou Data Corp.	150,274	1,844,186
	Daou Technology, Inc.	267,364	4,674,115
*	Dayou Automotive Seat Technology Co., Ltd.	54,169	30,574
	DB Financial Investment Co., Ltd.	280,824	840,517
	DB Insurance Co., Ltd.	299,711	11,853,868
*	DB, Inc.	62,943	38,315
#*	Deutsch Motors, Inc.	66,004	372,788
*	Development Advance Solution Co., Ltd.	87,780	351,908
	DGB Financial Group, Inc.	1,525,621	6,611,001
	DI Dong Il Corp.	12,505	767,344
	Display Tech Co., Ltd.	34,003	94,897
	DMS Co., Ltd.	210,807	1,151,838
	Dong A Eltek Co., Ltd.	76,708	464,960
	Dong-A Socio Holdings Co., Ltd.	5,046	421,859
	Dong-Ah Geological Engineering Co., Ltd.	30,571	414,237
#*	Dongbang Transport Logistics Co., Ltd.	285,602	458,496
#	Dongbu Corp.	36,803	346,131
#	Dongil Industries Co., Ltd.	13,204	767,963
#	Dongkuk Industries Co., Ltd.	334,222	979,914
*	Dongkuk Steel Mill Co., Ltd.	642,452	3,281,688
	DONGSUNG Corp.	159,407	527,519
	Dongwon Development Co., Ltd.	461,101	1,398,881
	Dongwon Industries Co., Ltd.	12,355	1,952,383
*	Dongwoo Farm To Table Co., Ltd.	14,971	41,633
#	Dongyang E&P, Inc.	46,912	595,842
	Doosan Bobcat, Inc.	338,483	7,666,223
	Doosan Co., Ltd.	70,834	2,829,637
*	Doosan Fuel Cell Co., Ltd.	279,793	10,793,843
#*	Doosan Heavy Industries & Construction Co., Ltd.	1,416,022	12,489,063
#*	Doosan Infracore Co., Ltd.	1,484,739	8,889,217
*	Doosan Solus Co., Ltd.	154,224	4,896,441
	DRB Holding Co., Ltd.	32,057	180,387
	DTR Automotive Corp.	41,534	842,539
	DY Corp.	142,972	489,966
	DY POWER Corp.	23,114	218,683
	e Tec E&C, Ltd.	12,441	735,458
	Eagon Holdings Co., Ltd.	9,397	20,785
	Eagon Industrial, Ltd.	67,775	437,350
*	Easy Bio, Inc.	21,246	936,234
#	Easy Holdings Co., Ltd.	363,366	1,473,322
	Elentec Co., Ltd.	30,857	156,761
	E-MART, Inc.	117,512	11,250,712
	Eugene Corp.	507,341	1,728,397
	Eugene Investment & Securities Co., Ltd.	600,494	1,930,622
*	Eusu Holdings Co., Ltd.	64,565	311,325
	Farmsco	26,482	138,643
	FarmStory Co., Ltd.	372,086	374,636
	Fursys, Inc.	26,929	650,244
	Gaon Cable Co., Ltd.	17,158	239,322
	Geumhwa PSC Co., Ltd.	490	10,193
	GMB Korea Corp.	96,134	394,455
#	Golfzon Newdin Holdings Co., Ltd.	204,161	1,110,101
	GS Engineering & Construction Corp.	772,211	17,509,977
*	GS Global Corp.	449,613	639,338
	GS Holdings Corp.	529,883	15,595,045

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	GS Home Shopping, Inc.	6,576	$585,779
	Gunjang Energy Co., Ltd.	851	20,629
	Gwangju Shinsegae Co., Ltd.	6,243	723,833
	Haesung Industrial Co., Ltd.	33,927	355,420
	Haitai Confectionery & Foods Co., Ltd.	6,605	46,433
*	Halla Corp.	210,065	614,684
#	Halla Holdings Corp.	72,582	1,778,983
	Hana Financial Group, Inc.	2,431,349	60,334,429
	Hana Micron, Inc.	273,957	1,277,049
	Handsome Co., Ltd.	151,755	3,867,142
	Hanil Holdings Co., Ltd.	20,064	743,787
#	Hanjin Transportation Co., Ltd.	60,748	2,620,269
	Hankook Tire & Technology Co., Ltd.	730,634	15,999,906
	HanmiGlobal Co., Ltd.	3,947	30,633
	Hanshin Construction	80,356	958,780
*	Hansol Holdings Co., Ltd.	510,821	1,402,616
#*	Hansol HomeDeco Co., Ltd.	662,129	622,651
	Hansol Paper Co., Ltd.	174,325	2,016,236
*	Hansol Technics Co., Ltd.	262,805	2,057,045
*	Hanwha Aerospace Co., Ltd.	316,832	6,487,434
	Hanwha Corp.	334,128	7,136,014
*	Hanwha General Insurance Co., Ltd.	606,786	1,441,276
*	Hanwha Investment & Securities Co., Ltd.	1,139,180	1,690,585
	Hanwha Life Insurance Co., Ltd.	2,629,094	3,239,129
	Hanwha Solutions Corp.	803,138	17,239,762
#	Hanyang Eng Co., Ltd.	93,355	853,972
	Hanyang Securities Co., Ltd.	79,256	550,328
#	Harim Holdings Co., Ltd.	271,764	1,523,977
	HDC Holdings Co., Ltd.	360,120	2,940,392
	HDC Hyundai Engineering Plastics Co., Ltd.	118,464	410,380
*	Heung-A Shipping Co., Ltd.	702,313	114,065
*	Heungkuk Fire & Marine Insurance Co., Ltd.	152,112	282,976
	Hitejinro Holdings Co., Ltd.	68,478	1,229,721
	HS R&A Co., Ltd.	347,038	538,608
*	HSD Engine Co., Ltd.	62,717	248,383
	Huchems Fine Chemical Corp.	20,322	284,259
*	Humax Co., Ltd.	138,415	511,494
#*	Huneed Technologies	54,858	320,010
	Huons Global Co., Ltd.	9,850	268,645
#	Huvis Corp.	132,039	732,918
	Hwa Shin Co., Ltd.	177,900	336,957
#	Hwacheon Machine Tool Co., Ltd.	11,697	313,015
#	Hwangkum Steel & Technology Co., Ltd.	68,676	354,187
	HwaSung Industrial Co., Ltd.	92,273	902,656
	Hy-Lok Corp.	63,907	707,121
	Hyosung Chemical Corp.	1,893	170,647
	Hyosung Corp.	57,103	3,280,596
	Hyundai BNG Steel Co., Ltd.	89,151	561,411
#*	Hyundai Construction Equipment Co., Ltd.	122,643	2,350,185
	Hyundai Corp Holdings, Inc.	54,601	459,425
	Hyundai Corp.	72,538	903,119
	Hyundai Department Store Co., Ltd.	91,177	4,574,514
*	Hyundai Electric & Energy System Co., Ltd.	33,931	355,734
	Hyundai Engineering & Construction Co., Ltd.	615,434	17,777,455
	Hyundai Glovis Co., Ltd.	11,106	1,041,190
	Hyundai Greenfood Co., Ltd.	457,688	3,036,662
	Hyundai Heavy Industries Holdings Co., Ltd.	60,652	12,062,767
	Hyundai Home Shopping Network Corp.	63,270	3,220,075
	Hyundai Hy Communications & Networks Co., Ltd.	400,306	1,336,283

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai Livart Furniture Co., Ltd.	118,366	$1,900,313
	Hyundai Marine & Fire Insurance Co., Ltd.	616,858	12,073,109
	Hyundai Mipo Dockyard Co., Ltd.	209,606	5,506,511
	Hyundai Mobis Co., Ltd.	298,151	51,591,073
	Hyundai Motor Co.	658,228	70,207,069
	Hyundai Motor Securities Co., Ltd.	156,208	1,224,940
	Hyundai Steel Co.	523,444	10,932,301
	Hyundai Wia Corp.	156,295	5,000,935
	IDIS Holdings Co., Ltd.	43,273	508,924
*	Iljin Electric Co., Ltd.	159,797	382,900
	Iljin Holdings Co., Ltd.	91,947	376,231
#	Ilshin Spinning Co., Ltd.	13,131	747,731
#	Ilsung Pharmaceuticals Co., Ltd.	6,930	483,003
	iMarketKorea, Inc.	147,664	1,055,058
	Industrial Bank of Korea	1,982,306	13,526,297
	INITECH Co., Ltd.	31,597	118,378
	Interpark Corp.	329,541	709,621
	INTOPS Co., Ltd.	135,502	1,629,035
	INZI Display Co., Ltd.	114,878	169,194
*	Iones Co., Ltd.	78,648	504,697
	IS Dongseo Co., Ltd.	75,414	2,775,954
	ISU Chemical Co., Ltd.	148,295	1,087,691
*	Jahwa Electronics Co., Ltd.	98,790	1,026,883
	JB Financial Group Co., Ltd.	1,441,604	5,572,919
	Kangnam Jevisco Co., Ltd.	26,550	334,675
	KAON Media Co., Ltd.	60,514	302,979
	KB Financial Group, Inc.	407,044	12,046,575
#	KB Financial Group, Inc., ADR	2,791,178	81,669,868
	KC Co., Ltd.	68,796	1,342,426
	KC Green Holdings Co., Ltd.	88,975	307,682
	KCC Corp.	37,785	4,271,179
	KCC Engineering & Construction Co., Ltd.	57,788	334,349
*	KCC Glass Corp.	38,941	1,051,652
#*	KEC Corp.	775,556	535,104
#	Keyang Electric Machinery Co., Ltd.	161,295	380,282
	KG Eco Technology Service Co., Ltd.	159,437	556,431
	Kia Motors Corp.	1,798,273	61,206,690
	KISCO Corp.	141,542	531,217
	KISCO Holdings Co., Ltd.	68,495	654,600
	KISWIRE, Ltd.	68,444	901,989
	KIWOOM Securities Co., Ltd.	110,045	8,887,126
	KMH Co., Ltd.	98,465	650,341
*	Kodaco Co., Ltd.	291,772	279,184
	Kolmar Korea Holdings Co., Ltd.	19,172	468,702
	Kolon Corp.	54,098	855,155
	Kolon Global Corp.	41,349	364,838
	Kolon Industries, Inc.	195,448	5,547,127
	Komelon Corp.	29,152	207,807
	Kook Soon Dang Brewery Co., Ltd.	31,594	102,472
#	Korea Alcohol Industrial Co., Ltd.	117,772	1,802,898
	Korea Asset In Trust Co., Ltd.	256,587	603,853
	Korea Autoglass Corp.	90,414	1,095,774
#*	Korea Circuit Co., Ltd.	112,791	1,541,663
	Korea Electric Terminal Co., Ltd.	40,747	1,331,144
	Korea Export Packaging Industrial Co., Ltd.	1,813	28,689
	Korea Flange Co., Ltd.	159,881	313,756
	Korea Investment Holdings Co., Ltd.	525,530	21,525,727
*	Korea Line Corp.	127,767	1,751,422
	Korea Petrochemical Ind Co., Ltd.	33,581	3,286,742

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Korea Real Estate Investment & Trust Co., Ltd.	1,190,727	$1,716,429
#*	Korea Shipbuilding & Offshore Engineering Co., Ltd.	219,004	16,446,425
	Korea Zinc Co., Ltd.	4,684	1,628,756
*	Korean Air Lines Co., Ltd.	760,800	11,145,186
	Korean Reinsurance Co.	855,781	5,124,107
	Kortek Corp.	91,437	683,683
#	KPX Chemical Co., Ltd.	21,526	811,861
	KSS LINE, Ltd.	146,779	1,042,700
	KT Skylife Co., Ltd.	225,736	1,600,518
#	KTB Investment & Securities Co., Ltd.	361,417	745,073
#	KTCS Corp.	262,743	400,341
	Ktis Corp.	206,085	379,760
#	Kukdo Chemical Co., Ltd.	20,047	663,712
	Kukdong Oil & Chemicals Co., Ltd.	26,930	69,945
	Kumho Industrial Co., Ltd.	2,178	12,492
	Kumho Petrochemical Co., Ltd.	41,413	2,945,573
#*	Kumho Tire Co., Inc.	794,452	1,929,415
	Kumkang Kind Co., Ltd.	96,105	290,994
	Kwang Dong Pharmaceutical Co., Ltd.	18,103	139,252
#	Kyeryong Construction Industrial Co., Ltd.	52,424	1,124,026
	Kyobo Securities Co., Ltd.	180,751	1,020,208
	Kyungbang Co., Ltd.	109,856	1,051,757
#	Leadcorp, Inc. (The)	165,583	1,077,298
	LF Corp.	204,825	2,056,467
	LG Corp.	509,214	31,620,829
#*	LG Display Co., Ltd., ADR	3,890,242	20,657,185
#*	LG Display Co., Ltd.	416,318	4,406,768
	LG Electronics, Inc.	1,110,054	66,009,060
	LG Hausys, Ltd.	65,833	3,463,195
	LG HelloVision Co., Ltd.	254,505	851,202
	LG International Corp.	306,457	3,895,389
	LG Uplus Corp.	1,563,860	15,054,296
	LIG Nex1 Co., Ltd.	2,945	83,277
	LMS Co., Ltd.	30,866	236,369
*	LOT Vacuum Co., Ltd.	12,769	162,163
	Lotte Chemical Corp.	104,927	14,880,751
	Lotte Chilsung Beverage Co., Ltd.	21,352	1,814,114
	Lotte Confectionery Co., Ltd.	538	49,763
	Lotte Corp.	153,635	4,011,873
	LOTTE Fine Chemical Co., Ltd.	191,633	7,048,487
	Lotte Food Co., Ltd.	1,976	546,246
	LOTTE Himart Co., Ltd.	99,422	2,550,584
#*	Lotte Non-Life Insurance Co., Ltd.	525,961	753,440
#	Lotte Shopping Co., Ltd.	90,746	5,948,363
	LS Corp.	158,209	5,583,631
	LS Electric Co., Ltd.	10,561	476,254
*	Lumens Co., Ltd.	400,632	648,199
*	LVMC Holdings	164,607	499,041
	Maeil Holdings Co., Ltd.	11,288	76,762
	Mando Corp.	39,112	907,817
#	MegaStudy Co., Ltd.	51,341	439,258
	Meritz Financial Group, Inc.	264,615	1,891,539
	Meritz Fire & Marine Insurance Co., Ltd.	62,765	654,434
#	Meritz Securities Co., Ltd.	2,795,252	7,239,283
	Mi Chang Oil Industrial Co., Ltd.	6,722	327,040
	Mirae Asset Daewoo Co., Ltd.	2,675,229	17,763,371
	Mirae Asset Life Insurance Co., Ltd.	716,601	1,928,085
	MK Electron Co., Ltd.	118,182	990,051
*	MNTech Co., Ltd.	163,298	431,111

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Moorim P&P Co., Ltd.	222,087	$556,669
	Moorim Paper Co., Ltd.	226,173	394,434
#	Motonic Corp.	88,954	559,394
#*	Muhak Co., Ltd.	77,436	351,329
	Namyang Dairy Products Co., Ltd.	2,938	749,702
#	NEOWIZ HOLDINGS Corp.	46,247	627,557
	Nexen Corp.	240,387	812,461
	Nexen Tire Corp.	384,905	1,690,119
	NH Investment & Securities Co., Ltd.	653,039	4,821,561
*	NHN Corp.	70,470	4,883,115
	Nong Shim Holdings Co., Ltd.	18,782	1,270,030
	NongShim Co., Ltd.	17,873	5,545,224
#	NOROO Paint & Coatings Co., Ltd.	81,162	501,747
	NPC	116,690	336,197
	NS Shopping Co., Ltd.	74,291	786,428
*	OCI Co., Ltd.	137,848	6,511,054
	Opto Device Technology Co., Ltd.	52,020	206,844
	Orion Holdings Corp.	246,969	2,582,033
#	Paik Kwang Industrial Co., Ltd.	250,824	782,986
*	Pan Ocean Co., Ltd.	2,043,059	6,047,471
	Pang Rim Co., Ltd.	14,177	20,560
	Pan-Pacific Co., Ltd.	113,324	168,554
	Paradise Co., Ltd.	10,185	112,203
#	Poongsan Corp.	171,405	3,495,563
#	Poongsan Holdings Corp.	42,796	947,762
#	POSCO, Sponsored ADR	1,080,027	43,222,680
	POSCO	282,869	45,646,378
	Posco International Corp.	542,683	6,326,904
	Power Logics Co., Ltd.	92,739	589,117
	Protec Co., Ltd.	44,642	1,086,416
#	Pyeong Hwa Automotive Co., Ltd.	70,883	377,048
*	S&T Dynamics Co., Ltd.	262,623	1,111,482
*	S&T Holdings Co., Ltd.	62,756	821,851
#*	S&T Motiv Co., Ltd.	83,737	3,160,311
#	Sajo Industries Co., Ltd.	19,628	552,827
#	Sam Young Electronics Co., Ltd.	102,760	675,732
#	Sambo Corrugated Board Co., Ltd.	31,268	201,960
*	Sambo Motors Co., Ltd.	98,502	424,085
	Samho Development Co., Ltd.	197,161	715,165
	SAMHWA Paints Industrial Co., Ltd.	85,068	356,538
	Samick Musical Instruments Co., Ltd.	519,119	638,185
	Samji Electronics Co., Ltd.	13,939	130,663
#	Samjin LND Co., Ltd.	82,899	207,449
*	Samkee Automotive Co., Ltd.	104,071	249,348
	Sammok S-Form Co., Ltd.	69,958	469,737
	SAMPYO Cement Co., Ltd.	344,850	1,045,650
	Samsung C&T Corp.	355,789	31,692,273
	Samsung Card Co., Ltd.	218,438	5,187,903
	Samsung Electronics Co., Ltd.	1,172,386	57,299,006
	Samsung Electronics Co., Ltd., GDR	1,486	1,792,116
	Samsung Fire & Marine Insurance Co., Ltd.	120,085	17,285,011
*	Samsung Heavy Industries Co., Ltd.	2,713,665	13,077,299
	Samsung Life Insurance Co., Ltd.	370,947	14,818,586
	Samsung Securities Co., Ltd.	366,281	8,917,457
	SAMT Co., Ltd.	514,132	947,225
	Samyang Corp.	34,331	1,837,752
#	Samyang Holdings Corp.	33,364	2,001,895
	Samyang Tongsang Co., Ltd.	14,099	668,424
#	Sangsangin Co., Ltd.	73,576	348,138

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	SAVEZONE I&C Corp.	83,806	$155,678
*	SBS Media Holdings Co., Ltd.	358,013	566,701
	Seah Besteel Corp.	139,859	1,287,244
	SeAH Holdings Corp.	6,879	426,638
	SeAH Steel Corp.	12,021	635,885
	SeAH Steel Holdings Corp.	12,849	432,877
	Sebang Co., Ltd.	121,788	1,017,389
	Sebang Global Battery Co., Ltd.	68,151	1,697,141
	Sejong Industrial Co., Ltd.	132,978	657,862
#	Sekonix Co., Ltd.	106,937	441,338
	S-Energy Co., Ltd.	40,484	222,623
	Seohan Co., Ltd.	733,596	694,025
	Seohee Construction Co., Ltd.	1,199,843	1,120,243
	SEOWONINTECH Co., Ltd.	6,241	38,913
	Seoyon Co., Ltd.	124,019	697,836
	Seoyon E-Hwa Co., Ltd.	111,920	338,816
	Sewon Precision Industry Co., Ltd.	1,457	1,855
#	Shindaeyang Paper Co., Ltd.	19,964	931,748
	Shinhan Financial Group Co., Ltd.	1,861,109	46,701,229
#	Shinhan Financial Group Co., Ltd., ADR	1,345,348	33,404,990
#	Shinsegae Engineering & Construction Co., Ltd.	18,197	362,890
#	Shinsegae Food Co., Ltd.	2,444	111,480
#	Shinsegae, Inc.	73,112	12,864,118
#*	Shinsung Tongsang Co., Ltd.	172,621	343,085
	Shinwha Intertek Corp.	35,678	81,621
	Shinyoung Securities Co., Ltd.	43,940	1,652,106
*	Signetics Corp.	500,520	301,981
	Silla Co., Ltd.	57,281	480,074
#	SIMPAC, Inc.	175,387	357,033
	Sindoh Co., Ltd.	45,415	885,578
	SK Chemicals Co., Ltd.	17,146	3,879,521
	SK Discovery Co., Ltd.	107,509	4,377,303
	SK Gas, Ltd.	397	28,712
	SK Holdings Co., Ltd.	42,795	7,976,815
	SK Innovation Co., Ltd.	290,518	31,082,578
	SK Networks Co., Ltd.	2,079,015	8,897,244
*	SK Rent A Car Co., Ltd.	11,382	88,560
	SK Securities Co., Ltd.	2,864,051	2,018,675
	SKC Co., Ltd.	67,582	3,978,073
	SL Corp.	152,026	1,456,409
	Songwon Industrial Co., Ltd.	41,113	447,741
#*	Ssangyong Motor Co.	336,500	1,041,554
#	Sun Kwang Co., Ltd.	35,191	490,554
	Sung Kwang Bend Co., Ltd.	154,464	973,990
*	Sungchang Enterprise Holdings, Ltd.	293,641	436,562
	Sungdo Engineering & Construction Co., Ltd.	99,520	301,336
#	Sungshin Cement Co., Ltd.	183,359	1,218,251
	Sungwoo Hitech Co., Ltd.	531,118	1,311,828
	Sunjin Co., Ltd.	38,036	316,300
#	Tae Kyung Industrial Co., Ltd.	101,889	420,174
	Taekwang Industrial Co., Ltd.	3,962	2,269,350
*	Taewoong Co., Ltd.	94,977	1,024,918
	Taeyoung Engineering & Construction Co., Ltd.	436,389	5,878,073
*	Thinkware Systems Corp.	56,679	490,035
#*	TK Chemical Corp.	637,170	1,101,567
#	TK Corp.	118,108	738,432
	Tongyang Life Insurance Co., Ltd.	446,675	1,122,969
#	Tongyang, Inc.	315,577	316,619
	Top Engineering Co., Ltd.	128,415	912,953

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Tovis Co., Ltd.	140,525	$853,862
#	TS Corp.	41,048	689,180
*	T'way Holdings, Inc.	57,579	49,130
	UIL Co., Ltd.	74,875	258,592
	Uju Electronics Co., Ltd.	16,226	401,649
	Unid Co., Ltd.	55,144	2,223,040
*	Viatron Technologies, Inc.	2,049	16,738
	Visang Education, Inc.	48,747	285,540
#*	WillBes & Co. (The)	562,674	606,926
*	Wonik Holdings Co., Ltd.	296,704	1,235,916
	Wonik Materials Co., Ltd.	12,961	314,872
	Woori Financial Group, Inc.	3,958,770	28,314,056
#	Woorison F&G Co., Ltd.	83,461	135,241
#	WooSung Feed Co., Ltd.	213,826	597,759
	Y G-1 Co., Ltd.	164,159	626,548
*	YeaRimDang Publishing Co., Ltd.	11,593	21,878
	Yoosung Enterprise Co., Ltd.	158,980	332,101
	Youlchon Chemical Co., Ltd.	18,152	251,917
	Young Poong Corp.	4,163	1,821,303
	Young Poong Precision Corp.	88,363	545,522
	Youngone Corp.	123,827	2,511,842
	Youngone Holdings Co., Ltd.	26,091	762,337
*	Yuanta Securities Korea Co., Ltd.	910,876	2,188,313
	YuHwa Securities Co., Ltd.	130,435	235,728
	Zeus Co., Ltd.	57,364	676,643
TOTAL SOUTH KOREA			1,684,596,086
TAIWAN — (16.7%)
	Ability Enterprise Co., Ltd.	1,987,330	827,878
#	AcBel Polytech, Inc.	603,000	463,886
#	Acer, Inc.	14,714,109	10,164,834
#	ACES Electronic Co., Ltd.	982,000	878,794
*	Acon Holding, Inc.	1,758,000	537,020
	Advanced International Multitech Co., Ltd.	444,000	461,783
#*	Advanced Optoelectronic Technology, Inc.	500,000	402,353
#*	AGV Products Corp.	3,338,212	822,408
	Airmate Cayman International Co., Ltd.	30,618	26,008
	Allis Electric Co., Ltd.	1,283,410	1,086,646
#	Alpha Networks, Inc.	1,958,086	1,660,458
	Altek Corp.	2,201,365	2,059,458
#	Ambassador Hotel (The)	1,615,000	1,563,296
#	AMPOC Far-East Co., Ltd.	745,000	832,842
*	AmTRAN Technology Co., Ltd.	6,336,956	2,044,726
#	Apacer Technology, Inc.	578,210	851,223
	APCB, Inc.	1,141,000	802,958
#	Apex International Co., Ltd.	1,372,263	3,767,097
*	Apex Science & Engineering	92,536	39,191
	Ardentec Corp.	2,956,058	3,535,675
#	Asia Cement Corp.	17,958,589	24,480,289
	Asia Electronic Material Co., Ltd.	92,000	42,814
*	Asia Pacific Telecom Co., Ltd.	5,141,204	1,286,550
*	Asia Plastic Recycling Holding, Ltd.	1,651,942	284,908
	Asia Polymer Corp.	3,488,971	2,042,600
	Asia Tech Image, Inc.	62,000	113,344
	Asia Vital Components Co., Ltd.	2,304,984	3,719,750
	Asustek Computer, Inc.	3,800,000	28,026,395
#	AU Optronics Corp., Sponsored ADR	4,253,222	14,163,229
*	AU Optronics Corp.	3,435,812	1,170,427
#	Audix Corp.	610,332	829,924

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	AVY Precision Technology, Inc.	1,053,364	$852,161
	Bank of Kaohsiung Co., Ltd.	4,103,897	1,387,190
	BES Engineering Corp.	11,031,443	2,813,915
	Bin Chuan Enterprise Co., Ltd.	226,000	198,353
#*	Biostar Microtech International Corp.	1,294,055	425,787
	Bright Led Electronics Corp.	829,000	395,621
*	Cameo Communications, Inc.	1,671,197	509,855
	Capital Securities Corp.	17,211,158	6,988,965
#	Career Technology MFG. Co., Ltd.	856,947	901,141
#	Carnival Industrial Corp.	908,007	291,874
#	Casetek Holdings, Ltd.	1,671,933	3,969,397
#	Catcher Technology Co., Ltd.	5,496,000	40,580,604
#	Cathay Chemical Works	452,000	272,901
	Cathay Financial Holding Co., Ltd.	79,330,459	107,240,661
	Cathay Real Estate Development Co., Ltd.	5,614,694	3,574,143
	Celxpert Energy Corp.	419,000	504,133
	Central Reinsurance Co., Ltd.	1,107,366	709,429
*	Chain Chon Industrial Co., Ltd.	614,000	168,948
	ChainQui Construction Development Co., Ltd.	764,449	559,203
*	Champion Building Materials Co., Ltd.	2,071,828	374,729
#	Chang Hwa Commercial Bank, Ltd.	42,840,443	27,772,232
#	Channel Well Technology Co., Ltd.	457,000	470,550
#	CHC Healthcare Group	801,000	1,182,362
	Chen Full International Co., Ltd.	266,000	358,574
#	Cheng Loong Corp.	7,053,659	5,589,287
#*	Cheng Mei Materials Technology Corp.	2,484,000	656,722
	Cheng Uei Precision Industry Co., Ltd.	3,658,635	4,971,532
	Chenming Electronic Technology Corp.	455,000	197,086
#	Chia Chang Co., Ltd.	824,000	1,069,059
#	Chia Hsin Cement Corp.	3,580,191	2,029,418
	Chien Kuo Construction Co., Ltd.	1,413,797	518,836
#	Chilisin Electronics Corp.	1,650,000	5,288,485
*	China Airlines, Ltd.	25,473,353	6,948,597
	China Bills Finance Corp.	3,514,000	1,757,732
	China Chemical & Pharmaceutical Co., Ltd.	1,922,264	1,465,774
	China Development Financial Holding Corp.	69,877,734	20,610,338
#	China Electric Manufacturing Corp.	1,989,480	747,306
	China General Plastics Corp.	1,364,367	806,034
#	China Glaze Co., Ltd.	873,799	310,424
	China Life Insurance Co., Ltd.	19,587,245	13,584,987
	China Man-Made Fiber Corp.	13,972,899	2,953,243
	China Metal Products	3,145,969	2,891,219
#	China Motor Corp.	1,999,099	2,645,207
#	China Petrochemical Development Corp.	29,112,466	8,038,632
	China Steel Corp.	113,470,320	76,763,480
#	China Steel Structure Co., Ltd.	677,219	581,315
#	China Wire & Cable Co., Ltd.	762,600	744,348
	Chinese Maritime Transport, Ltd.	722,270	573,738
	Chin-Poon Industrial Co., Ltd.	3,197,815	2,807,451
	Chipbond Technology Corp.	1,912,000	3,903,452
	ChipMOS Techinologies, Inc.	4,450,085	4,843,552
	ChipMOS Technologies, Inc., ADR	34,935	761,228
	Chun YU Works & Co., Ltd.	1,858,000	1,008,923
	Chun Yuan Steel Industry Co., Ltd.	4,229,287	1,407,682
	Chung Hsin Electric & Machinery Manufacturing Corp.	3,293,250	3,442,042
	Chung Hung Steel Corp.	7,726,000	2,134,923
#*	Chung Hwa Pulp Corp.	3,293,353	935,591
	Chung Shing Textile Co., Ltd.	600	0
	Chyang Sheng Dyeing & Finishing Co., Ltd.	167,000	64,704

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Clevo Co.	1,257,000	$1,412,473
#	CMC Magnetics Corp.	10,032,638	2,576,605
#*	CoAsia Electronics Corp.	299,797	118,867
	Coland Holdings, Ltd.	62,000	56,531
#	Collins Co., Ltd.	1,018,224	474,208
	Compal Electronics, Inc.	36,592,332	23,240,005
	Compeq Manufacturing Co., Ltd.	8,089,000	13,408,762
	Compucase Enterprise	14,000	14,582
*	Concord Securities Co., Ltd.	2,070,993	723,987
	Continental Holdings Corp.	3,305,540	1,536,027
#	Contrel Technology Co., Ltd.	1,127,000	562,848
	Coretronic Corp.	3,813,800	4,626,165
*	Coxon Precise Industrial Co., Ltd.	783,000	326,653
	Creative Sensor, Inc.	529,000	305,342
	CTBC Financial Holding Co., Ltd.	142,119,073	94,117,359
	CviLux Corp.	101,000	106,155
	CyberTAN Technology, Inc.	799,000	413,214
#	DA CIN Construction Co., Ltd.	2,226,579	1,687,589
*	Danen Technology Corp.	264,931	60,785
	Darfon Electronics Corp.	240,000	293,517
*	Darwin Precisions Corp.	3,102,635	1,272,340
	Delpha Construction Co., Ltd.	563,015	316,004
	Depo Auto Parts Ind Co., Ltd.	501,000	861,430
	Der Pao Construction Co., Ltd.	2,158,544	0
	Dimerco Express Corp.	156,000	207,150
#	D-Link Corp.	4,530,552	2,717,858
#*	Dynamic Electronics Co., Ltd.	2,483,724	1,500,498
	Dynapack International Technology Corp.	1,164,000	3,314,056
	E.Sun Financial Holding Co., Ltd.	80,735,310	74,704,843
#	Edimax Technology Co., Ltd.	1,429,902	539,566
	Edison Opto Corp.	825,000	321,411
#	Edom Technology Co., Ltd.	983,046	562,502
	Elite Semiconductor Microelectronics Technology, Inc.	1,277,000	1,744,697
*	Elitegroup Computer Systems Co., Ltd.	2,739,395	1,115,734
	ENG Electric Co., Ltd.	239,997	5,981
#	EnTie Commercial Bank Co., Ltd.	2,417,232	1,177,280
*	Epistar Corp.	2,102,869	3,255,446
#	Eson Precision Ind. Co., Ltd.	794,000	918,899
	Eternal Materials Co., Ltd.	1,775,513	1,876,225
	Eva Airways Corp.	24,208,355	8,976,270
#*	Everest Textile Co., Ltd.	3,794,125	1,207,168
	Evergreen International Storage & Transport Corp.	4,982,000	2,269,328
*	Evergreen Marine Corp. Taiwan, Ltd.	25,680,145	9,639,117
	Everlight Chemical Industrial Corp.	680,950	384,678
	Everlight Electronics Co., Ltd.	3,503,000	4,352,108
	Excellence Opto, Inc.	96,000	83,685
#	Excelsior Medical Co., Ltd.	1,054,527	2,078,174
	EZconn Corp.	194,250	239,363
	Far Eastern Department Stores, Ltd.	9,697,445	7,795,717
	Far Eastern International Bank	24,143,177	9,065,956
	Far Eastern New Century Corp.	26,967,528	23,582,332
#	Farglory F T Z Investment Holding Co., Ltd.	1,022,648	926,205
	Farglory Land Development Co., Ltd.	2,206,264	3,201,472
#*	Federal Corp.	3,567,160	2,743,797
*	First Copper Technology Co., Ltd.	1,086,750	290,767
	First Financial Holding Co., Ltd.	69,865,283	56,300,631
#	First Hotel	1,327,857	621,393
#	First Insurance Co., Ltd. (The)	2,254,064	1,000,588
#	First Steamship Co., Ltd.	4,327,360	1,397,109

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	FIT Holding Co., Ltd.	185,150	$252,046
#	FLEXium Interconnect, Inc.	200,000	968,368
	FocalTech Systems Co., Ltd.	769,000	969,582
	Forest Water Environment Engineering Co., Ltd.	20,000	31,442
	Formosa Advanced Technologies Co., Ltd.	1,483,000	1,807,808
	Formosa Chemicals & Fibre Corp.	659,000	1,516,140
#	Formosa Laboratories, Inc.	825,478	1,407,236
	Formosa Taffeta Co., Ltd.	4,306,511	4,441,802
	Formosan Rubber Group, Inc.	2,121,957	1,251,191
	Formosan Union Chemical	2,747,843	1,300,361
#	Founding Construction & Development Co., Ltd.	1,750,418	959,207
	Foxconn Technology Co., Ltd.	4,928,142	9,130,096
#	Froch Enterprise Co., Ltd.	1,482,734	505,569
	FSP Technology, Inc.	1,049,292	856,135
	Fubon Financial Holding Co., Ltd.	51,784,471	73,750,717
	Fullerton Technology Co., Ltd.	785,200	465,218
	Fulltech Fiber Glass Corp.	2,986,216	1,040,878
	Fwusow Industry Co., Ltd.	1,258,043	848,223
#	G Shank Enterprise Co., Ltd.	1,292,902	906,017
#	Gemtek Technology Corp.	2,641,962	2,174,248
#	General Interface Solution Holding, Ltd.	769,000	3,612,487
	Getac Technology Corp.	692,065	993,774
#*	Giantplus Technology Co., Ltd.	2,519,100	839,449
#	Gigabyte Technology Co., Ltd.	332,287	951,982
*	Gigastorage Corp.	2,412,479	723,849
#	Global Brands Manufacture, Ltd.	2,658,951	1,409,801
	Globe Union Industrial Corp.	1,743,625	729,370
#	Gloria Material Technology Corp.	4,503,116	2,377,556
*	Gold Circuit Electronics, Ltd.	4,617,965	6,335,394
	Goldsun Building Materials Co., Ltd.	9,202,261	5,260,208
	Good Will Instrument Co., Ltd.	172,746	135,110
	Grand Fortune Securities Co., Ltd.	625,000	202,835
#	Grand Ocean Retail Group, Ltd.	777,000	627,867
*	Grand Pacific Petrochemical	7,770,000	3,675,692
	Great China Metal Industry	967,000	686,625
	Great Wall Enterprise Co., Ltd.	5,167,169	8,135,799
*	Green Energy Technology, Inc.	1,424,880	2,918
	GTM Holdings Corp.	987,900	771,050
	Hannstar Board Corp.	3,343,488	4,772,427
#*	HannStar Display Corp.	19,949,435	4,697,987
#*	HannsTouch Solution, Inc.	3,723,001	1,212,810
	Hanpin Electron Co., Ltd.	286,000	280,076
#	Harvatek Corp.	1,172,553	593,083
#	Hey Song Corp.	2,661,500	2,881,580
	Highwealth Construction Corp.	1,051,000	1,535,203
#	Hiroca Holdings, Ltd.	501,000	926,186
#	Hitron Technology, Inc.	882,098	643,965
	Ho Tung Chemical Corp.	7,216,475	1,933,465
*	Hocheng Corp.	2,051,300	566,792
	Hold-Key Electric Wire & Cable Co., Ltd.	34,124	9,786
	Hon Hai Precision Industry Co., Ltd.	57,299,192	153,139,417
	Hong Pu Real Estate Development Co., Ltd.	1,592,655	1,291,617
#	Hong TAI Electric Industrial	1,593,000	615,170
#	Hong YI Fiber Industry Co.	870,000	467,838
*	Horizon Securities Co., Ltd.	2,508,000	795,832
	Hsin Kuang Steel Co., Ltd.	1,051,124	958,686
#	Hsing TA Cement Co.	1,215,614	703,507
#	HTC Corp.	5,252,000	5,356,348
	HUA ENG Wire & Cable Co., Ltd.	2,526,035	737,948

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Hua Nan Financial Holdings Co., Ltd.	53,046,896	$36,382,514
	Huaku Development Co., Ltd.	793,000	2,300,617
	Huang Hsiang Construction Corp.	804,000	1,029,966
	Hung Ching Development & Construction Co., Ltd.	1,267,468	893,785
	Hung Sheng Construction, Ltd.	4,326,336	2,540,387
#	Huxen Corp.	250,281	431,374
#	Hwacom Systems, Inc.	270,000	155,244
	IBF Financial Holdings Co., Ltd.	22,173,350	8,592,210
	Ichia Technologies, Inc.	1,737,260	930,975
#*	I-Chiun Precision Industry Co., Ltd.	1,317,000	385,054
	IEI Integration Corp.	30,200	51,950
	Infortrend Technology, Inc.	1,013,000	433,077
#	Innolux Corp.	42,528,544	12,045,246
#	Inpaq Technology Co., Ltd.	280,250	317,588
#*	Integrated Service Technology, Inc.	115,570	278,150
	International CSRC Investment Holdings Co.	5,639,166	3,563,018
	Inventec Corp.	18,977,277	16,163,157
	ITE Technology, Inc.	1,160,479	2,815,608
#	Jarllytec Co., Ltd.	482,000	1,021,331
*	Jean Co., Ltd.	302,000	85,361
	Jess-Link Products Co., Ltd.	895,500	1,012,192
	Jih Sun Financial Holdings Co., Ltd.	11,507,456	4,158,500
	Jinli Group Holdings, Ltd.	1,008,532	297,111
*	K Laser Technology, Inc.	1,038,601	532,632
	Kaulin Manufacturing Co., Ltd.	860,656	299,993
	KEE TAI Properties Co., Ltd.	1,804,000	609,620
#	Kenmec Mechanical Engineering Co., Ltd.	1,594,000	974,091
#	Kindom Development Co., Ltd.	2,675,000	3,235,101
	King Chou Marine Technology Co., Ltd.	243,100	249,254
#	King Yuan Electronics Co., Ltd.	9,561,805	11,574,041
	King's Town Bank Co., Ltd.	7,453,012	9,129,708
#*	King's Town Construction Co., Ltd.	426,380	514,186
#*	Kinko Optical Co., Ltd.	835,000	995,684
	Kinpo Electronics	10,134,375	3,396,955
	Kinsus Interconnect Technology Corp.	2,381,000	6,268,903
#*	Kung Sing Engineering Corp.	3,508,614	1,203,590
	Kuo Toong International Co., Ltd.	1,303,808	701,258
#	Kwong Fong Industries Corp.	604,649	284,746
	Kwong Lung Enterprise Co., Ltd.	153,000	225,688
	KYE Systems Corp.	1,720,909	492,411
#	L&K Engineering Co., Ltd.	1,213,000	1,360,926
*	LAN FA Textile	1,515,713	379,533
	Leader Electronics, Inc.	347,056	80,531
#*	Lealea Enterprise Co., Ltd.	5,805,941	1,456,559
#	LEE CHI Enterprises Co., Ltd.	1,304,900	454,293
*	Leofoo Development Co., Ltd.	487,849	279,935
*	LES Enphants Co., Ltd.	133,000	27,045
*	Lextar Electronics Corp.	2,771,000	2,281,901
	Li Peng Enterprise Co., Ltd.	4,914,381	1,017,329
#	Lida Holdings, Ltd.	316,680	353,081
	Lien Hwa Industrial Holdings Corp.	936,768	1,500,990
*	Lingsen Precision Industries, Ltd.	2,917,480	1,075,312
	Lite-On Semiconductor Corp.	2,650,729	3,658,874
	Lite-On Technology Corp.	17,199,738	29,098,332
	Long Bon International Co., Ltd.	1,264,880	597,653
#	Longchen Paper & Packaging Co., Ltd.	8,036,807	4,032,300
#*	Lucky Cement Corp.	1,567,000	509,822
#	Macronix International	14,427,605	15,589,962
	Materials Analysis Technology, Inc.	37,000	118,659

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Mayer Steel Pipe Corp.	1,079,456	$575,038
	Maywufa Co., Ltd.	182,070	111,326
#	Mega Financial Holding Co., Ltd.	58,653,796	64,751,086
	Mercuries & Associates Holding, Ltd.	2,899,514	2,921,200
*	Mercuries Life Insurance Co., Ltd.	10,577,999	3,419,986
*	MIN AIK Technology Co., Ltd.	1,022,600	474,870
	Mitac Holdings Corp.	4,011,682	4,048,395
*	Motech Industries, Inc.	2,735,658	843,784
	MPI Corp.	378,000	1,937,869
#	Nan Ren Lake Leisure Amusement Co., Ltd.	1,255,000	429,486
	Nan Ya Printed Circuit Board Corp.	929,000	3,167,987
	Nanya Technology Corp.	9,485,000	19,627,323
	New Era Electronics Co., Ltd.	168,000	90,980
*	Nien Hsing Textile Co., Ltd.	961,061	509,651
	Nishoku Technology, Inc.	264,000	700,139
	O-Bank Co., Ltd.	1,286,000	303,390
	OptoTech Corp.	2,537,828	1,687,981
*	Orient Semiconductor Electronics, Ltd.	1,705,670	690,285
	Pacific Construction Co.	2,311,452	721,941
#	Pan Jit International, Inc.	1,211,100	1,211,606
	Pan-International Industrial Corp.	3,769,444	2,307,049
	Pegatron Corp.	17,435,998	36,578,154
#*	Phihong Technology Co., Ltd.	2,314,882	707,198
	Plastron Precision Co., Ltd.	38,156	18,691
#	Plotech Co., Ltd.	640,000	413,518
	Pou Chen Corp.	19,977,550	18,111,372
	President Securities Corp.	6,950,324	3,891,963
#	Prince Housing & Development Corp.	7,885,018	2,632,737
	Prodisc Technology, Inc.	6,185,157	0
	Promate Electronic Co., Ltd.	123,000	137,324
*	Promise Technology, Inc.	36,000	6,093
	Qisda Corp.	13,501,171	7,708,231
	Qualipoly Chemical Corp.	290,593	251,644
*	Quintain Steel Co., Ltd.	1,616,473	402,645
	Radiant Opto-Electronics Corp.	845,000	3,612,718
	Radium Life Tech Co., Ltd.	9,134,226	3,039,712
	Rich Development Co., Ltd.	4,983,054	1,563,578
*	Ritek Corp.	11,495,095	2,107,521
#*	Rotam Global Agrosciences, Ltd.	300,693	136,558
	Ruentex Development Co., Ltd.	3,861,320	6,693,672
	Ruentex Industries, Ltd.	2,312,600	5,065,378
	Sampo Corp.	2,480,340	1,950,146
	San Fang Chemical Industry Co., Ltd.	23,000	15,982
	San Far Property, Ltd.	1,656,876	1,000,471
	Sanyang Motor Co., Ltd.	2,660,624	1,896,655
	Sesoda Corp.	1,610,385	1,214,733
	Shan-Loong Transportation Co., Ltd.	563,000	567,481
#	Sharehope Medicine Co., Ltd.	112,770	151,067
	Sheng Yu Steel Co., Ltd.	925,000	555,039
#	ShenMao Technology, Inc.	597,000	417,200
#	Shih Her Technologies, Inc.	411,000	715,123
*	Shih Wei Navigation Co., Ltd.	2,195,577	437,679
	Shihlin Electric & Engineering Corp.	4,025,000	6,261,843
#*	Shin Kong Financial Holding Co., Ltd.	73,706,025	21,418,919
	Shin Zu Shing Co., Ltd.	1,305,000	6,867,186
*	Shining Building Business Co., Ltd.	1,300,368	418,799
#	Shinkong Insurance Co., Ltd.	1,982,412	2,319,468
#	Shinkong Synthetic Fibers Corp.	10,722,754	4,081,248
*	Shuttle, Inc.	2,594,015	838,417

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Sigurd Microelectronics Corp.	4,048,231	$6,023,860
#*	Silicon Integrated Systems Corp.	3,913,808	1,658,245
	Silitech Technology Corp.	49,878	46,148
	Sincere Navigation Corp.	2,822,242	1,375,954
	Sinher Technology, Inc.	273,000	392,774
	Sinon Corp.	3,623,877	2,437,062
	SinoPac Financial Holdings Co., Ltd.	77,783,595	28,274,847
	Sirtec International Co., Ltd.	672,200	609,976
#	Siward Crystal Technology Co., Ltd.	1,542,875	1,206,536
#*	Solar Applied Materials Technology Co.	1,697,919	2,508,933
#	Solomon Technology Corp.	488,000	319,912
	Solteam, Inc.	39,390	40,570
	Southeast Cement Co., Ltd.	1,874,700	1,046,542
	Spirox Corp.	475,563	488,014
	Sunplus Technology Co., Ltd.	3,846,620	1,617,389
#	Sunrex Technology Corp.	826,108	1,310,941
#	Sunspring Metal Corp.	680,000	531,557
	Supreme Electronics Co., Ltd.	2,964,441	3,003,954
#	Sweeten Real Estate Development Co., Ltd.	1,243,217	935,110
	Synnex Technology International Corp.	7,385,550	11,031,865
	T3EX Global Holdings Corp.	328,499	326,091
	Ta Ya Electric Wire & Cable	4,083,262	1,564,159
#	Tah Hsin Industrial Corp.	890,900	1,573,469
#	TA-I Technology Co., Ltd.	133,500	331,358
#*	Tai Tung Communication Co., Ltd.	451,000	272,032
	Taichung Commercial Bank Co., Ltd.	24,239,492	9,681,203
#	Taiflex Scientific Co., Ltd.	1,821,960	3,192,810
#	Tainan Enterprises Co., Ltd.	767,183	480,758
#	Tainan Spinning Co., Ltd.	9,934,485	3,729,606
#	Tai-Saw Technology Co., Ltd.	158,000	150,616
#	Taishin Financial Holding Co., Ltd.	74,739,718	34,061,585
#	Taita Chemical Co., Ltd.	1,517,788	828,884
	Taiwan Business Bank	38,231,972	13,188,584
#	Taiwan Cement Corp.	55,773,095	85,668,079
	Taiwan Chinsan Electronic Industrial Co., Ltd.	320,000	385,299
	Taiwan Cooperative Financial Holding Co., Ltd.	47,109,886	34,408,649
	Taiwan Fertilizer Co., Ltd.	4,151,000	7,913,443
	Taiwan Fire & Marine Insurance Co., Ltd.	1,545,000	1,036,061
	Taiwan FU Hsing Industrial Co., Ltd.	648,000	865,498
*	Taiwan Glass Industry Corp.	9,775,982	3,373,453
	Taiwan Hon Chuan Enterprise Co., Ltd.	1,317,932	2,407,110
#	Taiwan Hopax Chemicals Manufacturing Co., Ltd.	1,565,000	1,200,414
	Taiwan Kolin Co., Ltd.	5,797,000	0
*	Taiwan Land Development Corp.	5,258,322	1,247,833
	Taiwan Navigation Co., Ltd.	1,594,000	847,721
	Taiwan PCB Techvest Co., Ltd.	2,502,946	3,146,851
	Taiwan Shin Kong Security Co., Ltd.	39,000	50,037
#	Taiwan Surface Mounting Technology Corp.	2,158,991	9,931,015
	Taiwan TEA Corp.	5,444,092	3,095,094
	Taiyen Biotech Co., Ltd.	780,217	844,764
*	Tatung Co., Ltd.	3,510,000	1,914,844
	Te Chang Construction Co., Ltd.	16,260	15,697
	Teco Electric and Machinery Co., Ltd.	12,456,725	11,578,249
	Tera Autotech Corp.	23,000	21,834
	Test-Rite International Co., Ltd.	1,350,266	1,005,315
	Thye Ming Industrial Co., Ltd.	26,000	26,825
*	Ton Yi Industrial Corp.	3,768,600	1,166,354
	Tong Yang Industry Co., Ltd.	2,384,000	2,814,487
	Tong-Tai Machine & Tool Co., Ltd.	1,772,447	759,970

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Topco Technologies Corp.	6,000	$12,874
#	Topoint Technology Co., Ltd.	1,187,459	899,418
*	TPK Holding Co., Ltd.	3,278,000	5,816,817
	Tripod Technology Corp.	2,604,000	11,303,599
	Tsann Kuen Enterprise Co., Ltd.	215,000	137,669
*	TSEC Corp.	1,293,036	707,533
	TSRC Corp.	113,000	59,654
	Tung Ho Steel Enterprise Corp.	7,662,274	6,169,240
	TXC Corp.	1,802,000	4,624,880
	TYC Brother Industrial Co., Ltd.	1,656,723	1,259,308
*	Tycoons Group Enterprise	3,350,337	509,183
#	Tyntek Corp.	2,234,097	1,032,185
	UDE Corp.	353,000	401,404
	U-Ming Marine Transport Corp.	2,911,000	2,757,297
#	Unimicron Technology Corp.	9,694,363	21,297,145
#	Union Bank Of Taiwan	13,859,666	4,921,192
	Unitech Computer Co., Ltd.	869,739	813,666
#	Unitech Printed Circuit Board Corp.	5,390,466	4,660,244
	United Microelectronics Corp.	102,092,681	77,416,346
*	United Renewable Energy Co., Ltd.	17,496,072	5,395,123
*	Unity Opto Technology Co., Ltd.	2,993,000	315,703
	Univacco Technology, Inc.	46,000	35,289
#	Universal Cement Corp.	3,885,583	2,268,797
*	Unizyx Holding Corp.	1,586,000	922,390
	UPC Technology Corp.	8,192,598	2,628,638
	USI Corp.	7,454,827	2,926,438
*	Usun Technology Co., Ltd.	128,100	144,331
#	Ve Wong Corp.	1,217,806	1,251,717
	Victory New Materials, Ltd. Co.	1,163,687	423,100
	Wah Hong Industrial Corp.	531,516	440,103
	Wah Lee Industrial Corp.	1,548,000	2,890,538
#	Walsin Lihwa Corp.	19,042,412	9,316,443
#*	Walton Advanced Engineering, Inc.	2,371,853	783,058
	Wan Hai Lines, Ltd.	5,385,000	3,200,809
	Wei Mon Industry Co., Ltd.	3,885,691	0
#	Weikeng Industrial Co., Ltd.	2,790,490	1,620,394
	Well Shin Technology Co., Ltd.	696,080	1,075,999
#*	Wha Yu Industrial Co., Ltd.	238,000	109,930
#	Winbond Electronics Corp.	26,093,572	11,674,888
	Winstek Semiconductor Co., Ltd.	247,000	201,014
*	Wintek Corp.	20,783,484	243,418
#	Wisdom Marine Lines Co., Ltd.	3,050,364	2,251,964
	Wistron Corp.	25,502,343	29,880,881
	WPG Holdings, Ltd.	10,420,284	14,174,974
	WT Microelectronics Co., Ltd.	3,361,751	4,818,837
#	WUS Printed Circuit Co., Ltd.	1,522,965	1,670,447
*	Yang Ming Marine Transport Corp.	10,580,759	2,278,069
	YC INOX Co., Ltd.	3,291,833	2,602,851
	YCC Parts Manufacturing Co., Ltd.	10,000	15,191
*	Yea Shin International Development Co., Ltd.	1,229,825	626,491
#	Yem Chio Co., Ltd.	3,592,371	1,417,166
#	Yeong Guan Energy Technology Group Co., Ltd.	653,000	2,078,043
	YFC-Boneagle Electric Co., Ltd.	34,000	22,210
	YFY, Inc.	11,716,847	5,468,974
	Yi Jinn Industrial Co., Ltd.	1,637,142	738,047
	Yieh Phui Enterprise Co., Ltd.	11,086,265	3,140,624
	Young Fast Optoelectronics Co., Ltd.	726,000	584,099
#	Youngtek Electronics Corp.	1,118,047	2,631,760
	Yuanta Financial Holding Co., Ltd.	79,059,918	48,643,884

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#*	Yulon Motor Co., Ltd.	7,368,572	$5,969,804
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	208,687	504,559
	Zenitron Corp.	1,557,000	988,681
#	Zero One Technology Co., Ltd.	604,000	887,129
#	Zhen Ding Technology Holding, Ltd.	3,635,000	16,757,703
#*	Zig Sheng Industrial Co., Ltd.	3,171,352	737,485
*	Zinwell Corp.	701,000	446,447
#	ZongTai Real Estate Development Co., Ltd.	1,327,159	1,648,447
TOTAL TAIWAN			2,308,148,693
THAILAND — (2.4%)
	AAPICO Hitech PCL	226,500	61,378
	AAPICO Hitech PCL	816,861	221,357
	AJ Plast PCL	291,000	163,313
	Amata Corp. PCL	1,549,400	745,322
	Ananda Development PCL	5,845,600	273,698
	AP Thailand PCL	20,600,930	4,063,039
*	Asia Aviation PCL	4,545,600	263,851
*	Asia Aviation PCL	405,600	23,543
	Asia Plus Group Holdings PCL	6,868,900	381,085
	Bangchak Corp. PCL	6,810,700	4,237,235
	Bangkok Airways PCL	4,493,000	821,297
	Bangkok Bank PCL	2,241,353	7,151,916
	Bangkok Insurance PCL	215,128	1,959,315
	Bangkok Land PCL	88,313,196	2,973,747
	Bangkok Life Assurance PCL	1,180,900	613,504
*	Bangkok Ranch PCL	3,615,300	205,214
	Banpu PCL	35,803,850	6,372,528
*	Better World Green PCL	4,257,100	84,644
	Cal-Comp Electronics Thailand PCL, Class F	21,762,914	1,319,070
	Charoen Pokphand Foods PCL	25,228,200	27,305,436
	Charoong Thai Wire & Cable PCL, Class F	1,079,700	174,857
	GFPT PCL	4,052,100	1,728,307
	Global Green Chemicals PCL, Class F	340,900	100,578
	Hana Microelectronics PCL	5,212,300	6,059,356
*	ICC International PCL	2,366,400	2,257,689
	Indorama Ventures PCL	3,657,400	2,932,254
	IRPC PCL	53,096,000	4,324,985
*	Italian-Thai Development PCL	24,479,900	824,305
	Kasikornbank PCL	7,912,701	20,554,118
	KGI Securities Thailand PCL	4,526,000	493,495
	Khon Kaen Sugar Industry PCL	10,656,207	683,474
	Kiatnakin Bank PCL	1,796,900	2,232,979
	Krung Thai Bank PCL	20,478,300	6,468,733
	Lalin Property PCL	204,200	29,076
	LH Financial Group PCL	17,324,546	550,030
	LPN Development PCL	11,686,302	1,828,883
*	MCOT PCL	552,300	85,017
	Millcon Steel PCL	5,155,313	114,076
*	Minor International PCL	1,029,726	601,011
*	Nawarat Patanakarn PCL	516,500	8,779
	Origin Property PCL, Class F	568,500	120,327
	Polyplex Thailand PCL	2,487,325	1,866,541
	Power Solution Technologies PCL, Class F	1,808,740	96,288
*	Precious Shipping PCL	8,171,350	1,401,963
	Property Perfect PCL	42,170,700	540,953
	Pruksa Holding PCL	5,612,700	2,033,946
	PTT Exploration & Production PCL	10,072,500	29,394,612
	PTT Global Chemical PCL	10,014,041	15,093,720

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	PTT PCL	75,901,200	$94,929,746
	Quality Houses PCL	22,274,497	1,514,373
*	Regional Container Lines PCL	3,147,400	284,636
	Rojana Industrial Park PCL	8,002,473	1,103,524
	Saha Pathana Inter-Holding PCL	2,487,400	4,885,857
	Saha Pathanapibul PCL	1,323,133	2,439,835
*	Sahakol Equipment PCL	1,782,300	90,880
	Saha-Union PCL	2,083,300	2,238,132
	Samart Telcoms PCL	113,900	20,090
	Sansiri PCL	47,327,466	1,077,608
	SC Asset Corp. PCL	13,462,753	984,369
	Sena Development PCL	1,331,366	115,279
	Siam City Cement PCL	4,600	22,275
	Siam Commercial Bank PCL (The)	6,032,000	12,960,603
	Siam Future Development PCL	7,069,295	970,307
	Singha Estate PCL	547,000	28,593
	Somboon Advance Technology PCL	2,285,600	776,954
	SPCG PCL	104,900	62,235
*	Srithai Superware PCL	15,076,100	309,427
	Star Petroleum Refining PCL	14,326,700	3,193,155
	STP & I PCL	5,380,400	728,142
	Supalai PCL	10,524,500	5,535,214
	Super Energy Corp. PCL	114,997,600	3,282,221
	Susco PCL	126,100	9,382
	Syntec Construction PCL	5,229,800	258,282
*	Tata Steel Thailand PCL	35,263,200	407,111
*	Thai Airways International PCL	5,897,511	556,039
	Thai Oil PCL	5,543,400	7,466,457
	Thai Rayon PCL	58,700	48,944
	Thai Stanley Electric PCL	41,000	209,717
	Thai Stanley Electric PCL, Class F	177,900	909,967
*	Thai Wacoal PCL	81,200	117,832
	Thaicom PCL	4,310,300	746,432
	Thanachart Capital PCL	1,469,100	1,637,176
	Thitikorn PCL	1,762,900	418,358
	Thoresen Thai Agencies PCL	6,833,078	661,778
	TMB Bank PCL	128,873,609	3,926,238
	TPI Polene PCL	48,809,140	2,003,550
	TPI Polene Power PCL	1,187,900	152,380
	True Corp. PCL	88,328,900	9,517,682
	Unique Engineering & Construction PCL	413,600	67,646
	Univentures PCL	5,867,500	560,736
	Vinythai PCL	2,252,317	1,719,078
	Workpoint Entertainment PCL	303,200	96,262
TOTAL THAILAND			330,885,346
TURKEY — (0.6%)
*	Akbank T.A.S.	16,076,385	12,092,361
*	Albaraka Turk Katilim Bankasi A.S.	6,494,829	1,478,371
	Anadolu Anonim Turk Sigorta Sirketi	2,740,994	2,508,686
	Anadolu Cam Sanayii A.S.	2,077,462	1,456,982
	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	287,391	796,075
*	Bera Holding A.S.	1,083,355	1,280,891
*	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	379,634	746,764
#*	Cimsa Cimento Sanayi VE Ticaret A.S.	487,312	815,566
#	Dogan Sirketler Grubu Holding A.S.	1,950,090	589,077
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	1,677,567	1,513,972
	Enka Insaat ve Sanayi A.S.	4,211,765	3,930,455
	GSD Holding A.S.	977,949	360,806

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class A	772,428	$490,685
#	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D	8,127,977	3,477,176
	Raks Elektronik Sanayi ve Ticaret A.S.	5,859	0
	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	882,814	1,074,405
#	Trakya Cam Sanayii A.S.	3,170,678	1,718,190
#*	Turk Hava Yollari AO	6,490,946	9,864,854
#*	Turkiye Garanti Bankasi A.S.	17,800,101	17,892,395
#*	Turkiye Halk Bankasi A.S.	3,642,964	2,885,485
#*	Turkiye Is Bankasi A.S., Class C	9,560,380	6,580,926
#*	Turkiye Sinai Kalkinma Bankasi A.S.	13,736,510	2,230,811
#	Turkiye Sise ve Cam Fabrikalari A.S.	3,832,565	3,166,595
#*	Turkiye Vakiflar Bankasi TAO, Class D	6,296,337	4,077,741
*	Yapi ve Kredi Bankasi A.S.	18,301,892	5,614,543
TOTAL TURKEY			86,643,812
UNITED ARAB EMIRATES — (0.0%)
	Abu Dhabi Commercial Bank PJSC	1,492,720	2,063,820
	Air Arabia PJSC	507,121	159,084
	Aldar Properties PJSC	3,601,558	1,711,198
	Amanat Holdings PJSC	56,627	13,139
	Dana Gas PJSC	1,057,600	207,935
*	Deyaar Development PJSC	1,876,138	138,733
	Dubai Financial Market PJSC	265,000	58,391
	Dubai Investments PJSC	218,000	68,749
*	Emaar Malls PJSC	2,568,733	934,842
	National Central Cooling Co. PJSC	120,382	64,277
	RAK Properties PJSC	109,583	11,188
TOTAL UNITED ARAB EMIRATES			5,431,356
TOTAL COMMON STOCKS			13,496,420,951
PREFERRED STOCKS — (0.6%)
BRAZIL — (0.6%)
	Banco ABC Brasil SA	848,056	2,285,738
	Banco Bradesco SA	973,901	4,189,424
	Banco do Estado do Rio Grande do Sul SA, Class B	1,895,059	5,180,347
	Cia Ferro Ligas da Bahia - FERBASA	435,538	1,501,179
*	Eucatex SA Industria e Comercio	262,828	317,416
	Gerdau SA	494,320	1,653,561
	Grazziotin SA	6,400	31,346
	Marcopolo SA	3,087,243	1,763,615
	Petroleo Brasileiro SA	13,455,005	57,260,279
	Schulz SA	118,480	273,684
	Unipar Carbocloro SA	269,049	1,410,603
	Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A	318,971	497,117
TOTAL BRAZIL			76,364,309
COLOMBIA — (0.0%)
	Avianca Holdings SA	1,364,919	67,643
	Grupo Argos SA	374,078	775,613
	Grupo de Inversiones Suramericana SA	986,350	4,312,143
TOTAL COLOMBIA			5,155,399
TOTAL PREFERRED STOCKS			81,519,708

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
RIGHTS/WARRANTS — (0.0%)
CHILE — (0.0%)
*	Grupo Security SA Rights 08/18/20	443,183	$0
CHINA — (0.0%)
*	China Merchants Securities Co., Ltd. Rights 08/11/20	103,020	15,552
*	Legend Holdings Corp. Rights 05/23/19	65,061	0
TOTAL CHINA			15,552
INDIA — (0.0%)
*	Gateway Distriparks, Ltd. Rights 08/13/20	50,379	10,424
*	Mahindra & Mahindra Financial Services, Ltd. Rights 08/11/20	2,248,372	2,201,414
TOTAL INDIA			2,211,838
SOUTH AFRICA — (0.0%)
*	Foschini Group, Ltd. (The) Rights 08/07/20	21,292	34,129
TAIWAN — (0.0%)
*	Shin Zu Shing Co., Ltd. Rights 08/24/20	53,843	80,871
THAILAND — (0.0%)
*	Better World Green PCL Rights 08/14/20	106,427	0
TOTAL RIGHTS/WARRANTS			2,342,390
TOTAL INVESTMENT SECURITIES (Cost $14,021,806,447)			13,580,283,049

			Value†
SECURITIES LENDING COLLATERAL — (1.8%)
@§	The DFA Short Term Investment Fund	21,373,357	247,311,118
TOTAL INVESTMENTS — (100.0%)
(Cost $14,269,045,886)^^			$13,827,594,167
As of July 31, 2020, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
MSCI Emerging Markets Index	409	09/18/20	$22,129,174	$21,867,185	$(261,989)
S&P 500® Emini Index	737	09/18/20	117,828,700	120,259,975	2,431,275
Total Futures Contracts			$139,957,874	$142,127,160	$2,169,286
Summary of the Fund's investments as of July 31, 2020, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	—	$679,050	—	$679,050
Brazil	$695,498,115	—	—	695,498,115
Canada	5,368,541	—	—	5,368,541
Chile	134,231,009	—	—	134,231,009
China	377,729,564	3,967,567,242	—	4,345,296,806

Dimensional Emerging Markets Value Fund
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Colombia	$14,046,713	—	—	$14,046,713
Czech Republic	—	$26,503,553	—	26,503,553
Greece	—	23,570,523	—	23,570,523
Hong Kong	—	2,768,262	—	2,768,262
Hungary	—	31,904,863	—	31,904,863
India	73,378,312	1,620,132,531	—	1,693,510,843
Indonesia	333,490	261,938,744	—	262,272,234
Malaysia	—	304,086,250	—	304,086,250
Mexico	330,367,131	—	—	330,367,131
Philippines	133,604	130,796,923	—	130,930,527
Poland	—	122,496,673	—	122,496,673
Qatar	—	8,747,630	—	8,747,630
Russia	20,120,780	201,062,267	—	221,183,047
Saudi Arabia	—	118,886,139	—	118,886,139
South Africa	183,107,337	425,260,412	—	608,367,749
South Korea	185,000,869	1,499,595,217	—	1,684,596,086
Taiwan	14,924,457	2,293,224,236	—	2,308,148,693
Thailand	330,885,346	—	—	330,885,346
Turkey	—	86,643,812	—	86,643,812
United Arab Emirates	—	5,431,356	—	5,431,356
Preferred Stocks
Brazil	76,364,309	—	—	76,364,309
Colombia	5,155,399	—	—	5,155,399
Rights/Warrants
China	—	15,552	—	15,552
India	—	2,211,838	—	2,211,838
South Africa	—	34,129	—	34,129
Taiwan	—	80,871	—	80,871
Securities Lending Collateral	—	247,311,118	—	247,311,118
Futures Contracts**	2,169,286	—	—	2,169,286
TOTAL	$2,448,814,262	$11,380,949,191	—	$13,829,763,453
** Valued at the unrealized appreciation/(depreciation) on the investment.

ORGANIZATION
Dimensional Emerging Markets Value Fund (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940. The Fund’s advisor is Dimensional Fund Advisors LP (the "Advisor").
SECURITY VALUATION
The Fund uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Fund is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the Fund’s shares (at the close of the NYSE), the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Fund's investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1.    FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Fund:
2.    FUTURES CONTRACTS: The Fund may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund. The Fund, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded to a broker. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. Entering into stock index futures subjects the Fund to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
FEDERAL TAX COST
At July 31, 2020, the total cost of securities for federal income tax purposes was $14,269,046 for the Dimensional Emerging Markets Value Fund.
RECENTLY ISSUED ACCOUNTING STANDARDS
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Fund's adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.
In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Fund's early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of April 30, 2020.

In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.
OTHER
The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when The Tribune Company went private in 2007 in a leveraged buy out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against the Fund, individually or in aggregate, will not have a material adverse impact on the Fund's financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Fund through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the Schedule of Investments.
The continued worldwide spread of novel coronavirus (or COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for the global economy and financial markets. If market expectations about the impact of COVID-19 worsen, or if expected returns change because investors demand higher returns to invest in these uncertain times, this could have a detrimental impact on returns in the near term.